Schedule of Investments (unaudited) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.1%

Australia — 4.6%
AGL Energy Ltd.	29,297	$452,867
Alumina Ltd.	105,749	182,111
Amcor Ltd.(a)	48,302	528,490
AMP Ltd.	123,510	184,459
APA Group(b)	54,780	388,862
Aristocrat Leisure Ltd.	22,756	396,880
ASX Ltd.	6,147	305,353
Aurizon Holdings Ltd.	84,172	272,126
AusNet Services	88,260	111,299
Australia & New Zealand Banking Group Ltd.	113,367	2,096,645
Bank of Queensland Ltd.(a)	24,114	155,909
Bendigo & Adelaide Bank Ltd.	16,974	116,820
BHP Group Ltd.	121,297	3,315,449
BHP Group PLC	86,955	2,097,959
BlueScope Steel Ltd.	18,279	181,428
Boral Ltd.	49,450	161,400
Brambles Ltd.	67,987	568,364
Caltex Australia Ltd.	10,823	201,353
Challenger Ltd.	20,006	117,910
CIMIC Group Ltd.	2,962	101,742
Coca-Cola Amatil Ltd.	17,933	110,217
Cochlear Ltd.	2,486	306,530
Coles Group Ltd.(c)	47,202	397,162
Commonwealth Bank of Australia	73,169	3,672,650
Computershare Ltd.	21,967	267,036
Crown Resorts Ltd.	8,556	69,973
CSL Ltd.	18,260	2,533,618
Dexus	40,218	363,994
Domino’s Pizza Enterprises Ltd.(a)	3,497	107,833
Flight Centre Travel Group Ltd.	1,384	41,345
Fortescue Metals Group Ltd.	62,711	317,389
Goodman Group	70,015	664,003
GPT Group	85,677	377,925
Harvey Norman Holdings Ltd.(a)	16,035	45,787
Incitec Pivot Ltd.	66,272	146,956
Insurance Australia Group Ltd.	100,853	550,514
Lend Lease Group(b)	23,245	204,538
Macquarie Group Ltd.	12,983	1,195,682
Medibank Pvt Ltd.	111,137	218,147
Mirvac Group	177,414	346,561
National Australia Bank Ltd.(a)	104,802	1,883,100
Newcrest Mining Ltd.	33,676	609,873
Oil Search Ltd.	55,471	308,626
Orica Ltd.	17,936	224,652
Origin Energy Ltd.	70,011	358,386
QBE Insurance Group Ltd.	52,381	458,277
Ramsay Health Care Ltd.	5,056	231,204
REA Group Ltd.	2,994	158,999
Santos Ltd.	76,322	369,533
Scentre Group	205,995	601,318
SEEK Ltd.	14,013	174,814
Sonic Healthcare Ltd.	11,936	208,313

Security	Shares	Value

Australia (continued)
South32 Ltd.	233,710	$620,684
Stockland	120,177	328,717
Suncorp Group Ltd.	49,134	481,238
Sydney Airport(b)	56,475	298,122
Tabcorp Holdings Ltd.	86,499	283,852
Telstra Corp. Ltd.	169,713	400,193
TPG Telecom Ltd.	14,159	69,916
Transurban Group(b)	103,428	970,061
Treasury Wine Estates Ltd.	31,088	330,005
Vicinity Centres	131,462	242,727
Washington H Soul Pattinson & Co. Ltd.	6,150	115,090
Wesfarmers Ltd.	47,202	1,162,346
Westpac Banking Corp.(a)	132,514	2,442,686
Woodside Petroleum Ltd.	36,279	890,650
Woolworths Group Ltd.	50,636	1,093,529
WorleyParsons Ltd.	15,561	156,180

		39,348,377

Austria — 0.2%
ANDRITZ AG(a)	2,807	120,391
Erste Group Bank AG	12,929	475,188
OMV AG	7,068	383,802
Raiffeisen Bank International AG	4,478	100,586
Verbund AG	2,859	137,309
voestalpine AG	5,074	154,241

		1,371,517

Belgium — 0.7%
Ageas	9,147	441,220
Anheuser-Busch InBev SA	30,282	2,541,997
Colruyt SA	2,435	179,926
Groupe Bruxelles Lambert SA	2,279	221,565
KBC Group NV	9,812	685,965
Proximus SADP	7,301	211,004
Solvay SA	3,386	366,587
Telenet Group Holding NV	3,867	185,964
UCB SA	5,499	472,377
Umicore SA	9,298	413,831

		5,720,436

Brazil — 1.1%
Ambev SA	194,352	835,415
B2W Cia Digital(c)	12,327	132,924
B3 SA — Brasil Bolsa Balcao	85,483	701,269
Banco Bradesco SA	47,205	456,334
Banco do Brasil SA	40,649	505,809
Banco Santander Brasil SA	23,639	265,470
BB Seguridade Participacoes SA	15,068	102,061
BR Malls Participacoes SA	20,481	65,753
BRF SA(c)	17,262	99,859
CCR SA	52,990	158,888
Centrais Eletricas Brasileiras SA(c)	14,343	134,406
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	147,958
Cielo SA	56,040	135,829

1

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Companhia Siderurgica Nacional SA(c)	17,995	$74,685
Cosan SA Industria e Comecio	1,800	19,607
Embraer SA	24,224	114,149
Engie Brasil Energia SA	5,750	62,723
Equatorial Energia SA	7,300	149,157
Hypera SA	19,300	127,669
IRB Brasil Resseguros S/A	6,388	148,877
JBS SA	31,400	127,674
Klabin SA	20,177	87,761
Kroton Educacional SA	42,168	114,161
Localiza Rent a Car SA	20,769	175,367
Lojas Renner SA	20,669	231,219
M Dias Branco SA	4,500	49,938
Magazine Luiza SA	3,520	155,397
Multiplan Empreendimentos Imobiliarios SA	14,550	86,921
Natura Cosmeticos SA	8,200	95,061
Petrobras Distribuidora SA	19,450	115,001
Petroleo Brasileiro SA	129,354	1,029,123
Porto Seguro SA	4,400	60,493
Raia Drogasil SA	9,300	155,105
Rumo SA(c)	53,100	259,712
Sul America SA	10,107	76,925
Suzano Papel e Celulose SA	20,768	246,913
TIM Participacoes SA	41,040	123,581
Ultrapar Participacoes SA	12,044	144,577
Vale SA	126,478	1,645,198
WEG SA	48,816	224,421

		9,643,390

Canada — 6.5%
Agnico Eagle Mines Ltd.	9,127	396,811
Alimentation Couche-Tard, Inc., Class B	15,970	940,740
AltaGas Ltd.	10,487	138,037
ARC Resources Ltd.	14,022	95,694
Atco Ltd. Class I	1,377	46,369
Aurora Cannabis, Inc.(a)(c)	25,710	232,599
Bank of Montreal	26,307	1,968,374
Bank of Nova Scotia(a)	47,921	2,551,053
Barrick Gold Corp.	74,688	1,023,897
BCE, Inc.	4,167	185,034
BlackBerry Ltd.(c)	22,301	224,787
Bombardier, Inc., Class B(c)	82,198	158,079
Brookfield Asset Management, Inc., Class A	34,869	1,624,532
CAE, Inc.	11,511	255,053
Cameco Corp.	18,780	221,338
Canadian Imperial Bank of Commerce(a)	17,731	1,401,125
Canadian National Railway Co.	29,427	2,634,304
Canadian Natural Resources Ltd.	46,871	1,286,861
Canadian Pacific Railway Ltd.	5,454	1,123,736
Canadian Tire Corp. Ltd., Class A	3,022	325,617

Security	Shares	Value

Canada (continued)
Canadian Utilities Ltd., Class A	5,686	$155,218
Canopy Growth Corp.(a)(c)	8,564	370,540
CCL Industries, Inc., Class B	6,846	277,149
Cenovus Energy, Inc.	48,424	420,338
CGI, Inc.(c)	10,076	692,694
CI Financial Corp.	11,467	156,514
Constellation Software, Inc.	824	698,305
Dollarama, Inc.	12,664	337,839
Empire Co. Ltd., Class A	7,280	157,601
Enbridge, Inc.	81,183	2,940,291
Encana Corp.	66,055	478,477
Fairfax Financial Holdings Ltd.	1,310	606,795
Finning International, Inc.	7,357	130,806
First Capital Realty, Inc.	10,928	174,998
First Quantum Minerals Ltd.	29,878	338,722
Fortis, Inc.	17,967	664,040
Franco-Nevada Corp.	7,988	598,883
George Weston Ltd.	2,864	205,935
Gildan Activewear, Inc.	9,332	335,543
Goldcorp, Inc.	37,227	425,937
Great-West Lifeco, Inc.	9,793	237,140
H&R Real Estate Investment Trust	5,810	101,779
Husky Energy, Inc.	15,100	149,718
Hydro One Ltd.(d)	13,242	205,713
iA Financial Corp. Inc.	6,144	226,570
IGM Financial, Inc.	4,062	104,502
Imperial Oil Ltd.	11,421	311,773
Intact Financial Corp.	6,587	557,382
Inter Pipeline Ltd.	18,400	304,429
Keyera Corp.	8,699	205,115
Kinross Gold Corp.(c)	51,695	177,945
Loblaw Cos. Ltd.	7,367	363,402
Lundin Mining Corp.	21,717	100,756
Magna International, Inc.	13,924	677,992
Manulife Financial Corp.	79,211	1,339,596
Methanex Corp.	3,599	204,411
Metro, Inc.	9,348	344,163
National Bank of Canada	12,958	584,800
Nutrien Ltd.	25,526	1,346,258
Onex Corp.	4,171	235,275
Open Text Corp.	11,498	441,473
Pembina Pipeline Corp.	21,201	778,806
Power Corp. of Canada	11,598	270,433
Power Financial Corp.	12,359	288,733
PrairieSky Royalty Ltd.	13,775	185,543
Restaurant Brands International, Inc.	10,021	651,944
RioCan Real Estate Investment Trust	4,172	82,638
Rogers Communications, Inc., Class B	14,191	763,204
Royal Bank of Canada	57,633	4,348,082
Saputo, Inc.	10,865	370,338
Seven Generations Energy Ltd., Class A(c)	12,030	86,871
Shaw Communications, Inc., Class B	17,093	355,712

2

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Shopify, Inc., Class A(a)(c)	3,579	$738,806
SNC-Lavalin Group, Inc.	6,877	174,505
Stars Group, Inc.(c)	7,439	130,037
Sun Life Financial, Inc.	23,424	899,905
Suncor Energy, Inc.	66,518	2,155,793
Teck Resources Ltd., Class B	21,176	489,963
TELUS Corp.	7,313	270,663
Thomson Reuters Corp.	7,949	470,331
Toronto-Dominion Bank	73,074	3,965,523
Tourmaline Oil Corp.	10,430	161,092
TransCanada Corp.(a)	36,897	1,657,169
Turquoise Hill Resources Ltd.(c)	39,981	65,820
Vermilion Energy, Inc.	5,389	133,036
West Fraser Timber Co. Ltd.	3,334	162,166
Wheaton Precious Metals Corp.	19,138	455,554
WSP Global, Inc.	4,270	233,351

		55,566,875

Chile — 0.2%
Aguas Andinas SA, Class A	76,400	43,437
Antofagasta PLC	18,127	228,068
Banco de Chile	872,115	128,400
Banco de Credito e Inversiones SA	821	52,486
Banco Santander Chile	1,921,256	144,524
Cencosud SA	73,021	126,415
Colbun SA	466,420	105,415
Companhia Cervecerias Unidas SA	4,404	63,047
Empresa Nacional de Telecomunicaciones SA	2,032	21,159
Empresas CMPC SA	65,894	232,394
Empresas COPEC SA	18,259	231,822
Enel Americas SA	1,321,730	234,977
Enersis Chile SA	1,771,049	185,562
Itau CorpBanca	2,375,874	20,948
Latam Airlines Group SA	13,848	147,229
SACI Falabella	22,701	168,797

		2,134,680

China — 7.7%
3SBio, Inc.(a)(d)	95,500	187,832
51job, Inc. — ADR(a)(c)	1,550	120,714
58.com, Inc. — ADR(a)(c)	4,858	319,073
AAC Technologies Holdings, Inc.(a)	29,500	174,980
Agile Group Holdings Ltd.	76,000	123,360
Agricultural Bank of China Ltd., Class A	289,800	160,841
Agricultural Bank of China Ltd., Class H	1,123,000	519,122
Air China Ltd., Class H	62,000	76,358
Alibaba Group Holding Ltd. - ADR(a)(c)	51,994	9,486,305
Aluminum Corp. of China Ltd., Class H(c)	164,000	60,599
Anhui Conch Cement Co. Ltd., Class H	45,500	278,410
ANTA Sports Products Ltd.	55,000	374,935
Autohome, Inc. — ADR(a)(c)	2,357	247,768

Security	Shares	Value

China (continued)
AviChina Industry & Technology Co. Ltd., Class H	116,000	$74,129
Baidu, Inc. — ADR(c)	11,484	1,893,137
Bank of Beijing Co. Ltd., Class A	100,100	92,288
Bank of China Ltd., Class A	293,000	164,299
Bank of China Ltd., Class H	3,050,000	1,386,134
Bank of Communications Co. Ltd., Class H	470,700	386,165
Bank of Shanghai Co. Ltd., Class A	6,700	11,933
Baozun, Inc., ADR(a)(c)	2,062	85,655
BeiGene Ltd., ADR(a)(c)	1,512	199,584
Beijing Capital International Airport Co. Ltd., Class H	100,000	94,981
Brilliance China Automotive Holdings Ltd.(a)	148,000	147,012
Byd Co. Ltd., Class H	30,000	181,387
CGN Power Co. Ltd., Class H(d)	546,000	152,400
China Cinda Asset Management Co. Ltd., Class H	360,000	100,115
China CITIC Bank Corp. Ltd., Class H	448,000	285,673
China Communications Construction Co. Ltd., Class H	239,000	247,702
China Communications Services Corp. Ltd., Class H	138,000	123,305
China Conch Venture Holdings Ltd.	92,500	331,231
China Construction Bank Corp., Class H	3,959,000	3,398,281
China Everbright Bank Co. Ltd., Class H	299,000	141,575
China Evergrande Group(a)	103,000	343,043
China Galaxy Securities Co. Ltd., Class H	132,500	87,332
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	68,182
China Huishan Dairy Holdings Co. Ltd.(c)(e)	109,840	280
China International Capital Corp. Ltd., Class H(d)	59,200	137,426
China Life Insurance Co. Ltd., Class H	268,000	722,563
China Longyuan Power Group Corp. Ltd., Class H	126,000	87,789
China Medical System Holdings Ltd.	61,000	59,305
China Mengniu Dairy Co. Ltd.	112,000	416,843
China Merchants Bank Co. Ltd., Class A	13,300	67,057
China Merchants Bank Co. Ltd., Class H(a)	160,578	782,293
China Minsheng Banking Corp. Ltd., Class H	367,680	267,398
China Molybdenum Co. Ltd., Class H(a)	213,000	89,230
China National Building Material Co. Ltd., Class H	132,000	104,474
China Oilfield Services Ltd., Class H	64,000	69,088
China Overseas Land & Investment Ltd.	138,000	525,160
China Pacific Insurance Group Co. Ltd., Class H	103,800	407,854

3

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class A	90,900	$77,416
China Petroleum & Chemical Corp., Class H	1,056,400	838,428
China Railway Construction Corp. Ltd., Class H	67,000	87,938
China Railway Group Ltd., Class H	230,000	209,993
China Resources Gas Group Ltd.	48,000	226,606
China Resources Land Ltd.	105,111	472,360
China Resources Pharmaceutical Group Ltd.(d)	69,500	98,247
China Shenhua Energy Co. Ltd., Class H	140,000	319,507
China Southern Airlines Co. Ltd., Class H	32,000	28,634
China Telecom Corp. Ltd., Class H	612,000	340,531
China Tower Corp., Ltd., Class H(c)(d)	1,488,000	345,632
China Unicom Hong Kong Ltd.	288,000	366,689
China Vanke Co. Ltd., Class H(a)	56,000	235,698
China Yangtze Power Co. Ltd., Class A	14,600	36,607
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	70,607
CIFI Holdings Group Co. Ltd.	170,000	129,119
CITIC Securities Co. Ltd., Class H	103,000	240,659
CNOOC Ltd.	765,000	1,424,950
Country Garden Holdings Co. Ltd.	341,270	534,337
Country Garden Services Holdings Co. Ltd.(c)	101,000	188,580
CRRC Corp. Ltd., Class H	222,350	209,746
CSPC Pharmaceutical Group Ltd.	220,000	409,891
Ctrip.com International Ltd. — ADR(a)(c)	15,407	673,132
Dali Foods Group Co. Ltd.(a)(d)	175,500	131,073
Dongfeng Motor Group Co. Ltd., Class H	138,000	138,444
ENN Energy Holdings Ltd.	34,000	329,081
Far East Horizon Ltd.	141,000	149,443
Fosun International Ltd.	131,500	223,422
Future Land Development Holdings Ltd.	108,000	134,101
Fuyao Glass Industry Group Co. Ltd., Class A	1,200	4,338
GDS Holdings Ltd. — ADR(a)(c)	2,591	92,473
Geely Automobile Holdings Ltd.	187,000	358,850
Genscript Biotech Corp.(a)(c)	36,000	68,106
GF Securities Co. Ltd., Class H	93,600	134,806
Great Wall Motor Co. Ltd., Class H(a)	157,500	118,502
Guangzhou Automobile Group Co. Ltd., Class H	134,400	159,064
Guangzhou R&F Properties Co. Ltd., Class H	26,000	56,396
Guotai Junan Securities Co. Ltd., Class A	4,644	13,902
Haitian International Holdings Ltd.	67,000	152,574
Haitong Securities Co. Ltd., Class H	163,200	211,683

Security	Shares	Value

China (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	34,899	$181,667
Hengan International Group Co. Ltd.(a)	28,000	245,481
Huaneng Power International, Inc., Class H	192,000	111,581
Huaneng Renewables Corp. Ltd., Class H	158,000	43,960
Huatai Securities Co. Ltd., Class H(d)	68,800	137,877
Huazhu Group Ltd., ADR(a)	6,229	262,490
Industrial & Commercial Bank of China Ltd., Class H	2,859,000	2,099,605
Industrial Bank Co. Ltd., Class A	35,600	96,158
iQIYI, Inc., ADR(c)	6,171	147,610
JD.com, Inc. — ADR(a)(c)	31,873	960,971
Jiangsu Expressway Co. Ltd., Class H	26,000	36,790
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,800	75,726
Jiangxi Copper Co. Ltd., Class H	36,000	47,823
Jiayuan International Group Ltd.	48,000	25,392
Kingdee International Software Group Co. Ltd.(a)	100,000	116,115
Kingsoft Corp. Ltd.	25,000	63,742
Kunlun Energy Co. Ltd.	134,000	140,269
Kweichow Moutai Co. Ltd., Class A	1,016	128,803
Lenovo Group Ltd.	322,000	290,523
Logan Property Holdings Co. Ltd.	72,000	119,429
Longfor Properties Co. Ltd.	51,500	181,647
Meituan Dianping, Class B(c)	19,300	130,448
Midea Group Co. Ltd., Class A	4,100	29,706
Minth Group Ltd.(a)	24,000	75,676
Momo, Inc., ADR(a)(c)	5,419	207,223
NetEase, Inc. — ADR	3,172	765,879
New China Life Insurance Co. Ltd., Class H	43,200	220,634
New Oriental Education & Technology Group, Inc. — ADR(a)(c)	5,688	512,432
Noah Holdings Ltd., ADR(a)(c)	123	5,961
People’s Insurance Co. Group of China Ltd., Class H	381,000	163,383
PetroChina Co. Ltd., Class H	818,000	535,473
PICC Property & Casualty Co. Ltd., Class H	320,298	364,629
Pinduoduo, Inc., ADR(a)(c)	10,474	259,755
Ping An Insurance Group Co. of China Ltd., Class A	7,000	80,159
Ping An Insurance Group Co. of China Ltd., Class H	212,000	2,386,741
Postal Savings Bank of China Co. Ltd., Class H(d)	453,000	259,376
Semiconductor Manufacturing International Corp.(a)(c)	115,100	116,646
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	126,227

4

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Electric Group Co. Ltd., Class H	104,000	$39,520
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	77,818
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	104,870
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	135,130
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	159,308
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	104,882
Shenzhou International Group Holdings Ltd.	35,000	470,232
SINA Corp.(c)	2,721	161,192
Sino Biopharmaceutical Ltd.	295,500	270,056
Sino-Ocean Group Holding Ltd.	137,000	60,208
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	58,645
Sinopharm Group Co. Ltd., Class H	48,000	200,130
SOHO China Ltd.(c)	195,000	82,159
Sunac China Holdings Ltd.	109,000	544,312
Sunny Optical Technology Group Co. Ltd.(a)	29,400	352,458
TAL Education Group — ADR(a)(c)	14,334	517,171
Tencent Holdings Ltd.	230,600	10,604,783
Tingyi Cayman Islands Holding Corp.	88,000	145,261
TravelSky Technology Ltd.,Class H	59,000	156,240
Tsingtao Brewery Co. Ltd., Class H	14,000	66,050
Vipshop Holdings Ltd. — ADR(c)	19,089	153,285
Want Want China Holdings Ltd.	192,000	159,720
Weibo Corp. — ADR(a)(c)	2,003	124,166
Weichai Power Co. Ltd., Class H	48,800	78,324
Wuliangye Yibin Co. Ltd., Class A	16,900	238,480
Wuxi Biologics Cayman, Inc.(c)(d)	22,000	214,311
Xiaomi Corp., Class B(c)(d)	190,600	277,071
Yangzijiang Shipbuilding Holdings Ltd.	94,000	104,383
Yanzhou Coal Mining Co. Ltd., Class H	108,000	106,277
Yum China Holdings, Inc.	14,803	664,803
YY, Inc. — ADR(c)	2,186	183,646
Zhejiang Expressway Co. Ltd., Class H	54,000	61,988
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	168,129
Zijin Mining Group Co. Ltd., Class H	218,000	90,258
ZTE Corp., Class H(c)	14,400	43,429
ZTO Express Cayman, Inc., — ADR(a)	16,995	310,669

		64,947,536

Colombia — 0.1%
Cementos Argos SA	13,113	32,412
Ecopetrol SA	242,372	259,627
Grupo Argos SA	6,618	37,574
Grupo de Inversiones Suramericana SA	15,087	173,395

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA	6,953	$34,808

		537,816

Czech Republic — 0.0%
CEZ AS	9,764	229,453
Komercni Banka AS	1,505	61,518
Moneta Money Bank(d)	25,594	88,360

		379,331

Denmark — 1.2%
AP Moeller — Maersk A/S, Class A	151	182,734
AP Moeller — Maersk A/S, Class B	257	325,837
Carlsberg A/S, Class B	4,531	566,593
Chr Hansen Holding A/S	4,744	481,535
Coloplast A/S, Class B	4,915	539,522
Danske Bank A/S	28,424	499,628
Demant A/S(c)	3,644	107,850
DSV A/S	7,678	635,372
Genmab A/S(c)	2,569	445,767
H Lundbeck A/S(a)	2,204	95,577
ISS A/S(a)	6,211	189,166
Novo Nordisk A/S, Class B	73,363	3,834,342
Novozymes A/S, Class B	9,058	416,584
Orsted A/S(d)	7,415	561,969
Pandora A/S	4,563	213,636
Tryg A/S	3,954	108,545
Vestas Wind Systems A/S(a)	7,935	668,811

		9,873,468

Finland — 0.8%
Elisa OYJ	6,381	287,890
Fortum OYJ	17,734	363,225
Kone OYJ, Class B	12,689	640,898
Metso OYJ	5,754	198,381
Neste OYJ	4,995	532,471
Nokia OYJ	227,944	1,298,511
Nokian Renkaat OYJ	5,359	179,605
Nordea Bank Abp	129,178	983,672
Orion OYJ, Class B	5,835	219,257
Sampo OYJ, Class A	16,306	739,034
Stora Enso OYJ, Class R	24,213	296,446
UPM-Kymmene OYJ	22,912	669,188
Wartsila OYJ	20,628	333,611

		6,742,189

France — 7.2%
Accor SA	7,130	288,831
Aeroports de Paris	1,364	263,904
Air Liquide SA	17,549	2,233,310
Airbus SE	23,423	3,104,395
Alstom SA	6,150	266,676
Amundi SA(d)	3,754	236,414
Arkema SA	2,951	281,520
Atos SE	4,016	387,697
AXA SA	81,764	2,056,438

5

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
BioMerieux	1,981	$163,847
BNP Paribas SA	43,666	2,077,986
Bollore SA	36,855	166,653
Bouygues SA	8,878	317,376
Bureau Veritas SA	10,607	248,849
Capgemini SE	6,870	833,618
Carrefour SA	23,637	441,472
Casino Guichard-Perrachon SA(a)	2,868	124,344
Cie de Saint-Gobain	21,364	774,637
Cie Generale des Etablissements Michelin SCA	6,948	820,865
CNP Assurances	7,565	166,566
Covivio	1,345	142,728
Credit Agricole SA	36,248	437,656
Danone SA	24,645	1,897,688
Dassault Aviation SA	127	187,338
Dassault Systemes SE	5,711	851,217
Edenred	9,695	441,516
Eiffage SA	2,780	267,235
Electricite de France SA	23,635	323,548
Engie SA	72,490	1,081,032
EssilorLuxottica SA	11,853	1,294,820
Eurazeo SE	1,964	147,680
Eutelsat Communications SA	6,653	116,507
Faurecia SA	3,630	152,806
Gecina SA	2,235	330,620
Getlink SE	23,156	351,143
Hermes International	1,253	827,321
ICADE	1,426	120,611
Iliad SA	971	97,566
Imerys SA	151	7,527
Ingenico Group SA	1,926	137,578
Ipsen SA	1,966	269,600
JCDecaux SA	2,391	72,739
Kering SA	3,119	1,789,065
Klepierre SA	10,451	365,670
L’Oreal SA	10,256	2,761,852
Legrand SA	11,506	770,327
LVMH Moet Hennessy Louis Vuitton SE	10,942	4,030,306
Natixis SA	41,329	221,370
Orange SA	82,137	1,339,084
Pernod Ricard SA	8,147	1,462,880
Peugeot SA	23,757	579,709
Publicis Groupe SA	8,194	438,723
Remy Cointreau SA	958	127,774
Renault SA	7,296	482,395
Rexel SA	11,667	131,665
Safran SA	13,488	1,848,675
Sanofi	45,483	4,021,795
Sartorius Stedim Biotech	1,419	179,801
Schneider Electric SE	23,142	1,816,382
SCOR SE	5,936	252,827
SEB SA	1,060	178,465

Security	Shares	Value

France (continued)
SES SA	12,995	$202,112
Societe BIC SA	677	60,353
Societe Generale SA	31,963	923,522
Sodexo SA	3,318	365,376
Suez	13,511	178,992
Teleperformance	2,278	409,509
Thales SA	3,886	465,582
TOTAL SA	96,162	5,351,347
Ubisoft Entertainment SA(c)	3,460	308,538
Unibail-Rodamco-Westfield	5,976	979,662
Valeo SA(a)	9,642	279,933
Veolia Environnement SA	20,484	458,306
Vinci SA	19,322	1,880,066
Vivendi SA	44,181	1,280,368
Wendel SA	1,358	171,133

		60,925,438

Germany — 5.2%
1&1 Drillisch AG	1,839	65,536
adidas AG	7,714	1,876,210
Allianz SE, Registered Shares	17,227	3,838,993
Aroundtown SA	30,974	255,490
Axel Springer SE	2,564	132,541
BASF SE	36,564	2,696,479
Bayer AG, Registered Shares	36,896	2,375,804
Bayerische Motoren Werke AG	13,613	1,051,115
Beiersdorf AG	4,329	450,674
Brenntag AG	4,958	254,907
Commerzbank AG(c)	42,982	333,222
Continental AG	4,546	685,805
Covestro AG(d)	8,522	470,169
Daimler AG, Registered Shares	35,494	2,082,903
Delivery Hero SE(c)(d)	2,278	82,282
Deutsche Bank AG, Registered Shares(a)	83,109	677,505
Deutsche Boerse AG	7,801	1,000,241
Deutsche Lufthansa AG, Registered Shares	9,190	202,006
Deutsche Post AG, Registered Shares	39,008	1,269,436
Deutsche Telekom AG, Registered Shares	136,574	2,268,930
Deutsche Wohnen SE, Bearer Shares	15,404	747,483
E.ON SE	89,591	996,990
Evonik Industries AG	2,807	76,601
Fraport AG Frankfurt Airport Services Worldwide	2,602	199,612
Fresenius Medical Care AG & Co. KGaA	8,755	707,578
Fresenius SE & Co. KGaA	17,495	977,829
GEA Group AG	8,213	215,253
Hannover Rueck SE	1,534	220,422
HeidelbergCement AG	6,401	461,395
Henkel AG & Co. KGaA	3,909	371,953
HOCHTIEF AG	1,191	172,566

6

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HUGO BOSS AG	2,796	$191,175
Infineon Technologies AG	47,815	949,243
Innogy SE(c)	4,794	205,158
KION Group AG	3,141	164,363
LANXESS AG	3,663	195,828
Merck KGaA	6,299	719,163
METRO AG	6,286	104,402
MTU Aero Engines AG	2,080	471,455
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	5,646	1,338,070
OSRAM Licht AG	3,229	111,236
ProSiebenSat.1 Media SE	9,297	132,361
Puma SE	315	182,683
RWE AG	22,482	603,692
SAP SE	39,673	4,586,378
Siemens AG, Registered Shares	30,678	3,299,188
Siemens Healthineers AG(d)	4,174	174,266
Symrise AG	5,116	461,197
Telefonica Deutschland Holding AG	31,438	98,708
Thyssenkrupp AG	14,807	203,683
TUI AG	20,400	195,663
Uniper SE(a)	9,623	290,267
United Internet AG, Registered Shares	4,731	172,994
Volkswagen AG	1,335	217,642
Vonovia SE	18,659	968,319
Wirecard AG	5,057	635,274
Zalando SE(c)(d)	5,190	202,310

		44,092,648

Greece — 0.1%
Alpha Bank AE(c)	69,105	95,891
FF Group(c)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	171,015
JUMBO SA	4,656	77,996
OPAP SA	10,676	110,342
Titan Cement Co. SA	1,660	35,864

		491,110

Hong Kong — 3.4%
AIA Group Ltd.	484,000	4,839,888
Alibaba Health Information Technology Ltd.(a)(c)	176,000	203,818
Alibaba Pictures Group Ltd.(a)(c)	480,000	85,187
ASM Pacific Technology Ltd.	12,700	141,909
Bank of East Asia Ltd.	59,000	191,796
Beijing Enterprises Holdings Ltd.	21,000	119,247
Beijing Enterprises Water Group Ltd.(c)	232,000	143,519
BOC Hong Kong Holdings Ltd.	149,500	620,414
China Ding Yi Feng Holdings Ltd.(a)(c)(e)	40,000	117,708
China Everbright International Ltd.	146,629	149,352
China Everbright Ltd.	52,000	103,265
China First Capital Group Ltd.(c)	148,000	78,304

Security	Shares	Value

Hong Kong (continued)
China Gas Holdings Ltd.	74,000	$260,696
China Jinmao Holdings Group Ltd.	172,000	112,470
China Merchants Port Holdings Co. Ltd.	65,720	140,158
China Mobile Ltd.	243,500	2,484,753
China Resources Beer Holdings Co. Ltd.	62,000	261,506
China Resources Cement Holdings Ltd.	122,000	126,404
China Resources Power Holdings Co. Ltd.	118,000	177,471
China State Construction International Holdings Ltd.	70,000	65,689
China Taiping Insurance Holdings Co. Ltd.	72,672	217,221
CITIC Ltd.	220,000	328,882
CK Asset Holdings Ltd.	100,508	895,103
CK Hutchison Holdings Ltd.	110,008	1,156,773
CK Infrastructure Holdings Ltd.	26,000	213,406
CLP Holdings Ltd.	62,000	719,112
COSCO SHIPPING Ports Ltd.	134,000	144,902
Dairy Farm International Holdings Ltd.	13,100	109,972
Fullshare Holdings Ltd.(a)(c)	262,500	35,155
Galaxy Entertainment Group Ltd.	96,000	654,241
GOME Retail Holdings Ltd.(a)(c)	627,000	58,383
Guangdong Investment Ltd.	122,000	235,560
Haier Electronics Group Co. Ltd.	48,000	139,751
Hanergy Thin Film Power Group Ltd.(c)(e)	11,997	—
Hang Lung Group Ltd.	60,000	192,880
Hang Lung Properties Ltd.	70,000	170,971
Hang Seng Bank Ltd.	31,300	772,887
Henderson Land Development Co. Ltd.	60,728	386,494
HK Electric Investments & HK Electric Investments Ltd.(b)	108,500	110,850
HKT Trust & HKT Ltd.(b)	129,900	208,834
Hong Kong & China Gas Co. Ltd.	385,109	923,585
Hong Kong Exchanges & Clearing Ltd.	48,800	1,705,000
Hongkong Land Holdings Ltd.	41,500	295,383
Hutchison China MediTech, Ltd., ADR(a)(c)	3,003	91,832
Hysan Development Co. Ltd.	25,000	134,005
Jardine Matheson Holdings Ltd.	9,000	561,866
Jardine Strategic Holdings Ltd.	8,800	330,087
Kerry Properties Ltd.	27,500	122,948
Kingboard Chemical Holdings Ltd.	35,000	124,315
Kingboard Laminates Holdings Ltd.	132,000	139,148
Link REIT	87,000	1,018,567
Melco Resorts & Entertainment Ltd. — ADR	11,155	251,991
MGM China Holdings Ltd.(a)	76,400	160,214
MMG Ltd.(c)	8,000	3,258
MTR Corp. Ltd.	49,500	306,696
New World Development Co. Ltd.	280,666	465,825
Nine Dragons Paper Holdings Ltd.(a)	39,000	37,225
NWS Holdings Ltd.	52,186	114,254
PCCW Ltd.	135,000	83,932

7

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	57,000	$395,463
Sands China Ltd.	83,200	418,741
Shanghai Industrial Holdings Ltd.	15,000	35,352
Shangri-La Asia Ltd.	32,000	45,493
Shenzhen International Holdings Ltd.	40,500	86,121
Shimao Property Holdings Ltd.	51,000	159,826
Sino Land Co. Ltd.	130,800	253,264
Sinotruk Hong Kong Ltd.	56,000	119,521
SJM Holdings Ltd.	69,000	78,878
SSY Group Ltd.	104,000	96,987
Sun Art Retail Group Ltd.	110,000	107,313
Sun Hung Kai Properties Ltd.(a)	68,000	1,168,968
Swire Pacific Ltd., Class A	21,000	270,499
Swire Properties Ltd.	38,200	164,408
Techtronic Industries Co. Ltd.	58,000	390,609
WH Group Ltd.(d)	370,500	396,297
Wharf Holdings Ltd.	61,000	184,407
Wharf Real Estate Investment Co. Ltd.	48,000	357,730
Wheelock & Co. Ltd.	34,000	249,529
Wynn Macau Ltd.	73,600	173,817
Yue Yuen Industrial Holdings Ltd.	28,000	96,397

		29,294,682

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	91,465
OTP Bank Nyrt	11,103	489,485
Richter Gedeon Nyrt	3,096	58,491

		639,441

India — 2.3%
Adani Ports & Special Economic Zone Ltd.	27,638	150,790
Ambuja Cements Ltd.	26,422	89,753
Asian Paints Ltd.	12,475	268,597
Aurobindo Pharma Ltd.	13,516	152,984
Avenue Supermarts, Ltd.(c)(d)	5,577	118,324
Axis Bank Ltd.(c)	80,239	899,175
Bajaj Auto Ltd.	3,253	136,652
Bajaj Finance Ltd.	7,651	333,846
Bajaj Finserv Ltd.	1,518	154,234
Bharat Forge Ltd.	11,954	88,388
Bharat Petroleum Corp. Ltd.	35,066	201,629
Bharti Airtel Ltd.	52,238	251,062
Bharti Infratel Ltd.	5,452	24,657
Bosch Ltd.	292	76,607
Britannia Industries, Ltd.	2,511	111,735
Cipla Ltd.	13,384	102,170
Coal India Ltd.	42,303	144,803
Container Corp. Of India Ltd.	7,502	56,875
Dabur India Ltd.	20,426	120,493
Dr. Reddy’s Laboratories Ltd.	1,007	40,473
Dr. Reddy’s Laboratories Ltd. — ADR(a)	4,517	182,939
Eicher Motors Ltd.	306	90,725

Security	Shares	Value

India (continued)
GAIL India Ltd.	21,856	$109,756
Glenmark Pharmaceuticals Ltd.	5,797	54,175
Godrej Consumer Products Ltd.	13,857	137,260
Grasim Industries Ltd.	15,713	194,632
HCL Technologies Ltd.	23,046	362,079
Hero MotoCorp Ltd.	1,935	71,306
Hindalco Industries Ltd.	32,856	97,461
Hindustan Petroleum Corp. Ltd.	19,087	78,500
Hindustan Unilever Ltd.	31,045	764,651
Housing Development Finance Corp. Ltd.	65,673	1,865,305
ICICI Bank Ltd.	58,395	337,343
ICICI Bank Ltd. — ADR	22,806	261,357
Indiabulls Housing Finance Ltd.	9,346	115,629
Indian Oil Corp. Ltd.	59,145	139,329
Infosys Ltd.	49,745	533,862
Infosys Ltd. — ADR(a)	97,713	1,068,003
InterGlobe Aviation Ltd.(d)	5,982	123,205
ITC Ltd.	140,268	601,616
JSW Steel Ltd.	32,800	138,696
Larsen & Toubro Ltd.	776	15,523
Larsen & Toubro Ltd. — GDR	18,237	363,481
LIC Housing Finance Ltd.	17,978	138,108
Lupin Ltd.	11,830	126,193
Mahindra & Mahindra Financial Services Ltd.	10,804	65,714
Mahindra & Mahindra Ltd.	3,897	37,897
Mahindra & Mahindra Ltd., — GDR	27,036	267,656
Marico Ltd.	22,064	110,385
Maruti Suzuki India Ltd.	4,353	419,061
Motherson Sumi Systems Ltd.	67,315	145,566
Nestle India Ltd.	897	141,812
NTPC Ltd.	151,656	294,671
Oil & Natural Gas Corp. Ltd.	55,209	127,325
Piramal Enterprises Ltd.	4,721	188,375
Power Grid Corp. of India Ltd.	61,808	176,572
Reliance Industries Ltd.	8,632	169,880
Reliance Industries Ltd., — GDR(d)	54,998	2,207,568
Shree Cement Ltd.	231	62,246
Shriram Transport Finance Co. Ltd.	5,718	105,430
State Bank of India(c)	27,343	126,464
State Bank of India — GDR(c)	5,712	264,180
Sun Pharmaceutical Industries Ltd.	27,879	192,891
Tata Consultancy Services Ltd.	37,077	1,071,602
Tata Motors Ltd.(c)	52,939	133,202
Tata Motors Ltd. — ADR(a)(c)	6,008	75,460
Tata Power Co. Ltd.	42,988	45,801
Tata Steel Ltd.	11,672	87,744
Tech Mahindra Ltd.	26,191	293,608
Titan Co. Ltd.	12,430	204,919
UltraTech Cement Ltd.	3,145	181,602
United Spirits Ltd.(c)	18,510	147,859
UPL Ltd.	13,245	183,355

8

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Vedanta Ltd.	28,074	$74,798
Vedanta Ltd. — ADR(a)	11,497	121,408
Vodafone Idea Ltd.(c)	101,616	26,753
Wipro Ltd.	56,789	208,990
Wipro Ltd. — ADR(a)	13,183	52,468
Yes Bank Ltd.	63,193	250,434
Zee Entertainment Enterprises Ltd.	22,957	147,755

		19,905,832

Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	102,910
Astra International Tbk PT	766,400	393,529
Bank Central Asia Tbk PT	414,200	808,262
Bank Danamon Indonesia Tbk PT	186,600	121,866
Bank Mandiri Persero Tbk PT	892,400	468,281
Bank Negara Indonesia Persero Tbk PT	405,600	268,445
Bank Rakyat Indonesia Persero Tbk PT	2,128,700	618,090
Bumi Serpong Damai Tbk PT(c)	384,500	38,025
Charoen Pokphand Indonesia Tbk PT	271,300	122,052
Gudang Garam Tbk PT	22,300	130,469
Hanjaya Mandala Sampoerna Tbk PT	483,800	127,641
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	76,701
Indocement Tunggal Prakarsa Tbk PT	88,600	136,581
Indofood CBP Sukses Makmur Tbk PT	37,800	24,793
Indofood Sukses Makmur Tbk PT	159,200	71,319
Jasa Marga Persero Tbk PT	75,780	31,847
Kalbe Farma Tbk PT	858,400	91,609
Perusahaan Gas Negara Persero Tbk PT	426,200	70,506
Semen Indonesia Persero Tbk PT	106,000	104,091
Surya Citra Media Tbk PT	84,000	9,775
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	614,680
Tower Bersama Infrastructure Tbk PT	35,300	9,774
Unilever Indonesia Tbk PT	45,500	157,455
United Tractors Tbk PT	79,900	152,064

		4,750,765

Ireland — 0.5%
AerCap Holdings NV(c)	6,636	308,840
AIB Group PLC	25,404	114,319
Bank of Ireland Group PLC	48,092	287,013
CRH PLC	36,231	1,123,001
DCC PLC	4,703	406,920
James Hardie Industries PLC	18,840	243,076
Kerry Group PLC, Class A	6,848	764,334
Kingspan Group PLC	5,157	238,959
Paddy Power Betfair PLC	3,768	290,589

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	9,784	$273,452

		4,050,503

Isle of Man — 0.0%
GVC Holdings PLC	20,000	145,812

Israel — 0.4%
Azrieli Group Ltd.	3,506	207,674
Bank Hapoalim BM	36,024	239,404
Bank Leumi Le-Israel BM	54,708	358,421
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	76,623
Check Point Software Technologies Ltd.(a)(c)	5,145	650,791
Elbit Systems Ltd.	1,599	207,130
Israel Chemicals Ltd.	18,197	95,079
Mizrahi Tefahot Bank Ltd.	2,946	60,718
NICE Ltd.(c)	2,571	314,009
Teva Pharmaceutical Industries Ltd. — ADR(c)	38,947	610,689
Wix.com Ltd.(c)	1,805	218,098

		3,038,636

Italy — 1.3%
Assicurazioni Generali SpA	48,667	902,312
Atlantia SpA	19,204	498,035
Davide Campari-Milano SpA	25,177	247,355
Enel SpA	314,321	2,014,107
Eni SpA	102,645	1,813,585
Ferrari NV	5,099	685,042
Intesa Sanpaolo SpA	590,185	1,440,356
Leonardo SpA	15,326	178,498
Mediobanca Banca di Credito Finanziario SpA	34,909	363,475
Moncler SpA	8,703	351,250
Poste Italiane SpA(d)	21,934	213,660
Prysmian SpA	11,451	217,025
Recordati SpA	3,273	127,535
Snam SpA	84,581	435,096
Telecom Italia SpA(c)	584,492	364,048
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	97,011
Terna Rete Elettrica Nazionale SpA	71,935	456,558
UniCredit SpA	84,203	1,081,630

		11,486,578

Japan — 15.7%
Acom Co. Ltd.	14,700	52,557
Aeon Co. Ltd.	26,000	544,579
AEON Financial Service Co. Ltd.	4,000	81,572
Aeon Mall Co. Ltd.	5,190	85,419
AGC, Inc.	7,100	249,391
Air Water, Inc.	5,200	75,527
Aisin Seiki Co. Ltd.	7,000	250,593
Ajinomoto Co., Inc.	17,300	276,921

9

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Alfresa Holdings Corp.	8,900	$253,621
Alps Alpine Co. Ltd.	7,600	158,901
Amada Holdings Co. Ltd.	13,600	134,943
ANA Holdings, Inc.	3,800	139,413
Aozora Bank Ltd.	4,500	111,203
Asahi Group Holdings Ltd.	13,700	611,547
Asahi Intecc Co. Ltd.	3,400	160,122
Asahi Kasei Corp.	45,900	475,351
Asics Corp.	4,600	61,900
Astellas Pharma, Inc.	79,500	1,194,549
Bandai Namco Holdings, Inc.	8,000	375,607
Bank of Kyoto Ltd.(a)	3,000	125,611
Benesse Holdings, Inc.	4,800	124,912
Bridgestone Corp.	25,100	967,190
Brother Industries Ltd.	9,200	170,868
Calbee, Inc.	4,500	121,536
Canon, Inc.	39,500	1,146,884
Casio Computer Co. Ltd.(a)	7,800	102,071
Central Japan Railway Co.	5,700	1,324,945
Chiba Bank Ltd.	26,100	141,929
Chubu Electric Power Co., Inc.	25,000	390,828
Chugai Pharmaceutical Co. Ltd.	9,800	675,014
Chugoku Electric Power Co., Inc.(a)	14,700	183,494
Coca-Cola Bottlers Japan Holdings, Inc.	3,200	81,397
Concordia Financial Group Ltd.	48,900	189,065
Credit Saison Co. Ltd.	7,700	101,879
CyberAgent, Inc.	3,100	126,853
Dai Nippon Printing Co. Ltd.	9,400	225,157
Dai-ichi Life Holdings, Inc.	40,800	567,990
Daicel Corp.	11,900	129,602
Daifuku Co. Ltd.	3,000	156,928
Daiichi Sankyo Co. Ltd.	23,300	1,075,940
Daikin Industries Ltd.	10,500	1,234,219
Daito Trust Construction Co. Ltd.	2,700	376,698
Daiwa House Industry Co. Ltd.	23,700	754,788
Daiwa House REIT Investment Corp.	36	79,862
Daiwa Securities Group, Inc.	65,000	316,830
DeNA Co. Ltd.	1,500	22,611
Denso Corp.	18,300	714,967
Dentsu, Inc.	9,500	402,062
Disco Corp.	1,400	200,496
East Japan Railway Co.	12,300	1,187,761
Eisai Co. Ltd.	10,000	562,668
Electric Power Development Co. Ltd.	7,100	173,136
FamilyMart UNY Holdings Co. Ltd.	10,000	254,909
FANUC Corp.	8,100	1,385,211
Fast Retailing Co. Ltd.	2,200	1,036,114
Fuji Electric Co. Ltd.	1,200	34,165
FUJIFILM Holdings Corp.	17,500	797,091
Fujitsu Ltd.	7,700	556,861
Fukuoka Financial Group, Inc.(a)	7,600	168,763
Hakuhodo DY Holdings, Inc.	14,000	225,431
Hamamatsu Photonics KK	6,400	248,276

Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings, Inc.	11,600	$435,437
Hikari Tsushin, Inc.	1,000	189,807
Hino Motors Ltd.	1,700	14,352
Hirose Electric Co. Ltd.	1,611	169,635
Hisamitsu Pharmaceutical Co., Inc.	2,900	133,769
Hitachi Chemical Co. Ltd.	2,400	53,410
Hitachi Construction Machinery Co. Ltd.	4,600	122,630
Hitachi High-Technologies Corp.	4,000	164,357
Hitachi Ltd.	36,500	1,185,908
Hitachi Metals Ltd.	8,000	93,202
Honda Motor Co. Ltd.	65,700	1,784,462
Hoshizaki Corp.	2,500	155,191
Hoya Corp.	14,400	953,816
Hulic Co. Ltd.	11,000	108,085
Idemitsu Kosan Co. Ltd.	5,000	167,241
IHI Corp.	3,500	84,317
Iida Group Holdings Co. Ltd.(a)	6,800	123,388
Inpex Corp.	45,900	436,643
Isetan Mitsukoshi Holdings Ltd.(a)	11,500	116,342
Isuzu Motors Ltd.	24,900	328,054
ITOCHU Corp.	57,000	1,033,055
J. Front Retailing Co. Ltd.	11,100	132,264
Japan Airlines Co. Ltd.	4,700	165,626
Japan Airport Terminal Co. Ltd.(a)	1,700	72,029
Japan Exchange Group, Inc.	24,200	431,945
Japan Post Bank Co. Ltd.	8,300	90,687
Japan Post Holdings Co. Ltd.	59,100	691,698
Japan Prime Realty Investment Corp.	23	94,679
Japan Real Estate Investment Corp.	44	259,366
Japan Retail Fund Investment Corp.	107	215,004
Japan Tobacco, Inc.	45,600	1,129,412
JFE Holdings, Inc.	20,100	342,118
JGC Corp.	10,000	133,336
JSR Corp.	7,600	118,242
JTEKT Corp.	6,200	76,558
JXTG Holdings, Inc.	140,900	643,200
Kajima Corp.	14,500	214,494
Kakaku.com, Inc.	7,400	142,562
Kamigumi Co. Ltd.(a)	4,300	99,731
Kaneka Corp.	3,800	142,662
Kansai Electric Power Co., Inc.	30,300	446,837
Kansai Paint Co. Ltd.	7,600	145,274
Kao Corp.	19,700	1,554,855
Kawasaki Heavy Industries Ltd.	5,800	143,452
KDDI Corp.	70,200	1,511,917
Keihan Holdings Co. Ltd.	2,600	109,458
Keikyu Corp.	11,000	186,889
Keio Corp.(a)	4,000	258,747
Keisei Electric Railway Co. Ltd.	5,400	196,379
Keyence Corp.	3,940	2,463,268
Kikkoman Corp.	6,200	304,861
Kintetsu Group Holdings Co. Ltd.	7,100	331,186
Kirin Holdings Co. Ltd.	31,700	758,380

10

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kobayashi Pharmaceutical Co. Ltd.	2,600	$219,981
Kobe Steel Ltd.	14,000	105,327
Koito Manufacturing Co. Ltd.	4,500	255,839
Komatsu Ltd.	35,000	816,324
Konami Holdings Corp.	3,400	147,933
Konica Minolta, Inc.	13,300	131,140
Kose Corp.	1,200	221,173
Kubota Corp.	43,400	630,830
Kuraray Co. Ltd.	13,400	170,934
Kurita Water Industries Ltd.	7,400	189,477
Kyocera Corp.	13,500	794,919
Kyowa Hakko Kirin Co. Ltd.	12,600	274,975
Kyushu Electric Power Co., Inc.	14,400	170,089
Kyushu Railway Co.	6,700	220,396
Lawson, Inc.	1,900	105,403
LINE Corp.(c)	3,000	105,644
Lion Corp.	7,500	158,056
LIXIL Group Corp.	13,600	181,771
M3, Inc.	16,200	272,641
Makita Corp.	9,400	328,529
Marubeni Corp.	54,600	378,564
Marui Group Co. Ltd.	9,500	192,082
Maruichi Steel Tube Ltd.	2,400	70,006
Mazda Motor Corp.	30,300	339,721
McDonald’s Holdings Co. Japan Ltd.	2,300	106,406
Mebuki Financial Group, Inc.	38,630	98,877
Medipal Holdings Corp.	10,300	245,076
MEIJI Holdings Co. Ltd.	4,900	398,328
MINEBEA MITSUMI, Inc.	14,000	211,323
MISUMI Group, Inc.(a)	7,700	192,247
Mitsubishi Chemical Holdings Corp.	46,800	330,530
Mitsubishi Corp.	55,600	1,547,971
Mitsubishi Electric Corp.	76,300	984,452
Mitsubishi Estate Co. Ltd.	44,200	802,005
Mitsubishi Gas Chemical Co., Inc.	9,300	133,209
Mitsubishi Heavy Industries Ltd.	11,900	495,206
Mitsubishi Materials Corp.	6,200	163,945
Mitsubishi Motors Corp.	36,300	193,412
Mitsubishi Tanabe Pharma Corp.	11,500	154,035
Mitsubishi UFJ Financial Group, Inc.	465,200	2,300,782
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	77,592
Mitsui & Co. Ltd.	71,200	1,107,903
Mitsui Chemicals, Inc.	7,900	191,339
Mitsui Fudosan Co. Ltd.	37,100	934,606
Mitsui OSK Lines Ltd.	4,700	101,408
Mizuho Financial Group, Inc.	944,800	1,462,051
MonotaRO Co Ltd.	7,500	167,661
MS&AD Insurance Group Holdings, Inc.	17,700	539,294
Murata Manufacturing Co. Ltd.	21,600	1,080,971
Nabtesco Corp.	5,000	146,519
Nagoya Railroad Co. Ltd.	7,900	218,927
NEC Corp.	11,200	379,598
Nexon Co. Ltd.(c)	16,200	254,766

Security	Shares	Value

Japan (continued)
NGK Insulators Ltd.	9,000	$131,119
NGK Spark Plug Co. Ltd.	8,500	158,316
NH Foods Ltd.	4,000	144,128
Nidec Corp.	9,600	1,222,414
Nikon Corp.	14,700	207,838
Nintendo Co. Ltd.	4,600	1,318,778
Nippon Building Fund, Inc.	49	331,792
Nippon Electric Glass Co. Ltd.	2,600	69,080
Nippon Express Co. Ltd.	3,800	211,873
Nippon Paint Holdings Co. Ltd.(a)	5,800	228,949
Nippon Steel & Sumitomo Metal Corp.	35,547	629,204
Nippon Telegraph & Telephone Corp.	28,700	1,223,512
Nippon Yusen KK(a)	5,300	77,832
Nissan Chemical Corp.	5,900	271,033
Nissan Motor Co. Ltd.	89,300	733,344
Nisshin Seifun Group, Inc.(a)	9,000	206,894
Nissin Foods Holdings Co. Ltd.	3,500	240,821
Nitori Holdings Co. Ltd.	3,400	439,604
Nitto Denko Corp.	7,300	384,777
Nomura Holdings, Inc.	140,300	506,995
Nomura Real Estate Holdings, Inc.	5,200	100,063
Nomura Real Estate Master Fund, Inc.	104	153,204
Nomura Research Institute Ltd.	4,781	217,773
NSK Ltd.	6,000	56,413
NTT Data Corp.	25,400	280,815
NTT DOCOMO, Inc.	54,600	1,210,134
Obayashi Corp.	24,900	250,959
Obic Co. Ltd.	2,800	283,149
Odakyu Electric Railway Co. Ltd.	12,300	298,478
Oji Holdings Corp.	39,000	242,691
Olympus Corp.	46,800	509,148
Omron Corp.	7,100	333,567
Ono Pharmaceutical Co. Ltd.	15,700	308,512
Oracle Corp. Japan	1,400	94,148
Oriental Land Co. Ltd.	7,900	898,514
ORIX Corp.	54,900	788,781
Osaka Gas Co. Ltd.	13,700	270,864
Otsuka Corp.	5,800	216,992
Otsuka Holdings Co. Ltd.	15,800	622,092
Pan Pacific International Holdings Corp.	5,000	331,271
Panasonic Corp.	93,100	802,717
Park24 Co. Ltd.	6,400	139,136
Persol Holdings Co. Ltd.	4,400	71,449
Pigeon Corp.	4,200	172,321
Pola Orbis Holdings, Inc.	5,600	179,123
Rakuten, Inc.	39,300	372,951
Recruit Holdings Co. Ltd.	44,400	1,272,967
Renesas Electronics Corp.(c)	36,900	171,479
Resona Holdings, Inc.	94,700	410,248
Ricoh Co. Ltd.	28,600	299,507
Rinnai Corp.	2,100	148,691
Rohm Co. Ltd.	3,800	238,089
Ryohin Keikaku Co. Ltd.	1,100	279,218
Santen Pharmaceutical Co. Ltd.	14,000	209,249

11

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SBI Holdings, Inc.	8,850	$197,900
Secom Co. Ltd.	8,500	728,951
Sega Sammy Holdings, Inc.	8,800	103,979
Seibu Holdings, Inc.(a)	9,800	171,708
Seiko Epson Corp.	14,900	228,565
Sekisui Chemical Co. Ltd.	14,400	232,038
Sekisui House Ltd.	24,300	402,686
Seven & i Holdings Co. Ltd.	29,800	1,124,360
Seven Bank Ltd.	32,800	96,964
Sharp Corp.	7,000	77,340
Shimadzu Corp.	11,000	319,273
Shimano, Inc.	3,300	537,296
Shimizu Corp.	19,400	168,959
Shin-Etsu Chemical Co. Ltd.	14,500	1,220,158
Shinsei Bank Ltd.(a)	4,300	61,187
Shionogi & Co. Ltd.	12,300	763,603
Shiseido Co. Ltd.	15,600	1,129,515
Shizuoka Bank Ltd.	16,000	121,887
Showa Denko KK	4,600	162,601
Showa Shell Sekiyu KK(e)	8,900	121,985
SMC Corp.	2,300	866,999
Softbank Corp.(a)	67,900	764,975
SoftBank Group Corp.	33,900	3,304,458
Sohgo Security Services Co. Ltd.	4,200	183,196
Sompo Holdings, Inc.	14,800	548,088
Sony Corp.	50,700	2,140,614
Sony Financial Holdings, Inc.	6,900	130,216
Stanley Electric Co. Ltd.	5,700	153,601
Subaru Corp.	26,400	602,782
Sumco Corp.	8,000	89,489
Sumitomo Chemical Co. Ltd.	54,400	253,956
Sumitomo Corp.	47,400	657,167
Sumitomo Dainippon Pharma Co. Ltd.(a)	6,600	163,806
Sumitomo Electric Industries Ltd.	33,500	445,653
Sumitomo Heavy Industries Ltd.	1,600	52,000
Sumitomo Metal Mining Co. Ltd.	7,000	207,423
Sumitomo Mitsui Financial Group, Inc.	54,500	1,908,520
Sumitomo Mitsui Trust Holdings, Inc.	15,200	546,274
Sumitomo Realty & Development Co. Ltd.	16,000	663,845
Sumitomo Rubber Industries Ltd.	5,200	62,455
Sundrug Co. Ltd.	1,000	27,598
Suntory Beverage & Food Ltd.	6,300	296,298
Suzuken Co. Ltd.(a)	3,170	183,875
Suzuki Motor Corp.	14,400	638,322
Sysmex Corp.(a)	7,400	448,266
T&D Holdings, Inc.	24,800	261,163
Taiheiyo Cement Corp.	5,900	197,054
Taisei Corp.	6,600	307,050
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	124,193
Taiyo Nippon Sanso Corp.	4,400	67,183

Security	Shares	Value

Japan (continued)
Takashimaya Co. Ltd.	6,500	$86,617
Takeda Pharmaceutical Co. Ltd.	59,676	2,443,865
TDK Corp.	5,600	440,743
Teijin Ltd.	7,200	119,059
Terumo Corp.	26,600	814,111
THK Co. Ltd.	5,800	144,051
Tobu Railway Co. Ltd.(a)	8,100	234,104
Toho Co. Ltd.	5,500	221,247
Toho Gas Co. Ltd.	3,600	161,900
Tohoku Electric Power Co., Inc.	14,800	188,974
Tokio Marine Holdings, Inc.	27,400	1,327,439
Tokyo Electric Power Co. Holdings, Inc.(c)	64,400	407,401
Tokyo Electron Ltd.	6,700	971,891
Tokyo Gas Co. Ltd.	15,700	424,995
Tokyu Corp.	21,400	374,097
Tokyu Fudosan Holdings Corp.	30,800	184,571
Toppan Printing Co. Ltd.	11,500	174,033
Toray Industries, Inc.	57,100	364,377
Toshiba Corp.	24,700	787,284
Tosoh Corp.	5,400	84,257
TOTO Ltd.(a)	3,600	153,072
Toyo Seikan Group Holdings Ltd.	8,500	174,365
Toyo Suisan Kaisha Ltd.	5,400	205,846
Toyoda Gosei Co. Ltd.	4,300	91,294
Toyota Industries Corp.	6,200	311,543
Toyota Motor Corp.	91,406	5,384,798
Toyota Tsusho Corp.	10,200	333,274
Trend Micro, Inc.	5,700	277,993
Tsuruha Holdings, Inc.	1,800	146,599
Unicharm Corp.	15,900	527,120
United Urban Investment Corp.	76	119,982
USS Co. Ltd.	12,100	225,030
West Japan Railway Co.	7,000	527,420
Yahoo! Japan Corp.	96,900	237,662
Yakult Honsha Co. Ltd.	3,800	266,432
Yamada Denki Co. Ltd.	22,900	112,940
Yamaguchi Financial Group, Inc.	2,000	16,958
Yamaha Corp.	5,000	250,367
Yamaha Motor Co. Ltd.	11,600	228,176
Yamato Holdings Co. Ltd.	13,300	344,082
Yamazaki Baking Co. Ltd.	7,000	113,794
Yaskawa Electric Corp.	8,100	255,746
Yokogawa Electric Corp.	9,900	205,581
Yokohama Rubber Co. Ltd.	5,000	93,076
ZOZO, Inc.(a)	9,600	181,496

		133,099,290

Luxembourg — 0.1%
ArcelorMittal	28,352	575,385
Eurofins Scientific SE(a)	453	187,660
Reinet Investments SCA(a)	5,889	100,726
RTL Group SA	2,199	120,202

12

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Luxembourg (continued)
Tenaris SA	17,350	$244,410

		1,228,383

Malaysia — 0.6%
AirAsia Group Bhd	60,100	39,229
Alliance Bank Malaysia Bhd(a)	90,800	91,088
AMMB Holdings Bhd	68,900	77,045
Axiata Group Bhd(a)	165,600	168,671
British American Tobacco Malaysia Bhd	5,800	51,389
CIMB Group Holdings Bhd	239,100	302,142
Dialog Group Bhd(a)	142,134	110,336
DiGi.Com Bhd(a)	144,300	161,034
Gamuda Bhd	129,800	91,828
Genting Bhd	119,100	193,964
Genting Malaysia Bhd	106,100	83,341
Genting Plantations Bhd	10,000	25,979
Hartalega Holdings Bhd	88,200	100,162
Hong Leong Bank Bhd	31,140	155,098
Hong Leong Financial Group Bhd	7,000	32,904
IHH Healthcare Bhd	63,500	89,906
IJM Corp. Bhd(a)	126,600	68,987
IOI Corp. Bhd	102,200	111,723
IOI Properties Group Bhd(a)	19,116	6,188
Kuala Lumpur Kepong Bhd(a)	17,500	106,307
Malayan Banking Bhd	204,800	465,372
Malaysia Airports Holdings Bhd	11,300	20,072
Maxis Bhd	66,600	87,557
MISC Bhd	27,400	44,975
Petronas Chemicals Group Bhd	122,200	274,381
Petronas Dagangan Bhd	6,100	37,422
Petronas Gas Bhd	34,000	146,946
PPB Group Bhd	15,120	67,834
Public Bank Bhd	104,620	593,971
RHB Bank Bhd(c)(e)	12,900	—
RHB Capital Bhd	16,824	23,519
Sime Darby Bhd	159,000	86,928
Sime Darby Plantation Bhd	159,000	195,649
Sime Darby Property Bhd	159,000	43,277
Telekom Malaysia Bhd(a)	55,900	43,887
Tenaga Nasional Bhd	141,300	438,994
Top Glove Corp. Bhd	111,900	126,817
Westports Holdings Bhd	70,000	64,530
YTL Corp. Bhd	115,423	29,989

		4,859,441

Mexico — 0.7%
Alfa SAB de CV, Series A	153,472	163,116
America Movil SAB de CV, Series L	1,283,614	917,895
Arca Continental SAB de CV	15,972	88,976
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	63,118	86,270
Cemex SAB de CV CPO(c)	646,337	302,020
Coca-Cola Femsa SAB de CV, Series L	24,300	160,633

Security	Shares	Value

Mexico (continued)
El Puerto de Liverpool SAB de CV, Series C1	10,900	$69,128
Fibra Uno Administracion SA de CV	70,492	97,402
Fomento Economico Mexicano SAB de CV	84,432	779,279
Fresnillo PLC	11,261	127,620
Gruma SAB de CV, Class B	9,959	101,692
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	140,269
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	172,896
Grupo Bimbo SAB de CV, Series A	46,764	97,767
Grupo Carso SAB de CV, Series A1	11,376	44,712
Grupo Financiero Banorte SAB de CV, Series O	111,495	606,236
Grupo Financiero Inbursa SAB de CV, Series O	99,700	138,119
Grupo Mexico SAB de CV, Series B	135,682	372,998
Grupo Televisa SAB CPO	109,894	243,394
Industrias Penoles SAB de CV	7,755	96,918
Infraestructura Energetica Nova SAB de CV	33,988	136,598
Kimberly-Clark de Mexico SAB de CV, Class A(c)	78,500	133,218
Mexichem SAB de CV	36,623	87,566
Promotora y Operadora de Infraestructura SAB de CV	4,006	39,793
Wal-Mart de Mexico SAB de CV	201,141	538,027

		5,742,542

Netherlands — 3.6%
ABN AMRO Group NV CVA(d)	15,219	343,105
Adyen NV(c)(d)	459	360,018
Aegon NV	72,405	347,794
Akzo Nobel NV	9,666	858,663
ASML Holding NV	16,470	3,095,533
CNH Industrial NV	38,650	393,792
EXOR NV	4,238	275,232
Heineken Holding NV	4,782	479,818
Heineken NV	11,270	1,191,172
ING Groep NV	147,154	1,783,108
Koninklijke Ahold Delhaize NV	50,678	1,349,239
Koninklijke DSM NV	6,442	702,724
Koninklijke KPN NV	135,376	429,734
Koninklijke Philips NV	36,577	1,494,447
Koninklijke Vopak NV	2,502	119,838
NN Group NV	13,789	573,711
NXP Semiconductors NV	14,486	1,280,418
QIAGEN NV(c)	10,028	407,058
Randstad NV	4,170	203,612
Royal Dutch Shell PLC, Class A	181,367	5,699,624
Royal Dutch Shell PLC, Class B	151,571	4,790,489
Unilever NV CVA	62,344	3,634,743

13

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	12,456	$848,617

		30,662,489

New Zealand — 0.2%
a2 Milk Co. Ltd.(c)	39,453	386,034
Auckland International Airport Ltd.	55,568	308,269
Fisher & Paykel Healthcare Corp. Ltd.	27,280	292,036
Fletcher Building Ltd.	28,052	94,601
Meridian Energy Ltd.	95,908	273,603
Ryman Healthcare Ltd.	13,399	111,877
Spark New Zealand Ltd.	51,933	134,526

		1,600,946

Norway — 0.5%
Aker BP ASA	2,984	106,416
DNB ASA	36,435	671,125
Equinor ASA	48,719	1,067,923
Gjensidige Forsikring ASA(a)	10,710	185,127
Mowi ASA	17,066	381,271
Norsk Hydro ASA	62,662	254,834
Orkla ASA	34,581	265,575
Schibsted ASA, Class B	3,873	138,755
Telenor ASA	31,798	636,721
Yara International ASA	7,303	299,240

		4,006,987

Pakistan — 0.0%
Habib Bank Ltd.	10,100	9,508
MCB Bank Ltd.	6,700	9,355
Oil & Gas Development Co. Ltd.	11,100	11,621

		30,484

Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	9,607	166,009
Credicorp Ltd.	2,791	669,701
Southern Copper Corp.(a)	5,855	232,326

		1,068,036

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	70,570	79,269
Aboitiz Power Corp.	29,200	19,685
Ayala Corp.	13,480	241,404
Ayala Land, Inc.	317,200	271,420
Bank of the Philippine Islands	26,042	41,800
BDO Unibank, Inc.	93,622	238,965
DMCI Holdings, Inc.	170,000	38,850
Globe Telecom, Inc.	845	31,187
GT Capital Holdings, Inc.	3,427	60,838
International Container Terminal Services, Inc.	9,550	23,770
JG Summit Holdings, Inc.	156,443	189,249
Jollibee Foods Corp.	12,070	72,866
Megaworld Corp.	600,000	66,280

Security	Shares	Value

Philippines (continued)
Metro Pacific Investments Corp.	584,000	$53,965
Metropolitan Bank & Trust Co.	16,040	24,431
PLDT, Inc.	2,085	45,704
Security Bank Corp.	4,290	14,134
SM Investments Corp.	17,272	307,540
SM Prime Holdings, Inc.	486,150	369,629
Universal Robina Corp.	34,300	99,251

		2,290,237

Poland — 0.3%
Alior Bank SA(c)	6,930	107,971
Bank Handlowy w Warszawie SA	502	8,829
Bank Millennium SA(c)	13,346	31,099
Bank Polska Kasa Opieki SA	7,442	213,432
CCC SA	981	55,034
CD Projekt SA(c)	2,136	111,450
Cyfrowy Polsat SA(c)	8,953	59,899
Dino Polska SA(c)(d)	3,789	119,286
Grupa Lotos SA	1,964	42,668
Jastrzebska Spolka Weglowa SA(c)	415	6,599
KGHM Polska Miedz SA(c)	7,250	202,112
LPP SA	55	119,251
mBank SA	573	63,458
Orange Polska SA(c)	32,359	43,253
PGE Polska Grupa Energetyczna SA(c)	30,296	78,488
Polski Koncern Naftowy ORLEN SA	12,557	319,630
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	152,964
Powszechna Kasa Oszczednosci Bank Polski SA	39,078	392,897
Powszechny Zaklad Ubezpieczen SA	26,379	278,452
Santander Bank Polska SA	1,611	159,998

		2,566,770

Portugal — 0.1%
EDP — Energias de Portugal SA	98,398	387,137
Galp Energia SGPS SA	18,382	294,547
Jeronimo Martins SGPS SA	10,434	154,062

		835,746

Qatar — 0.2%
Barwa Real Estate Co.	2,548	25,529
Commercial Bank of Qatar QSC	3,352	41,200
Ezdan Holding Group QSC(c)	23,816	64,456
Industries Qatar QSC	6,371	216,174
Masraf Al Rayan QSC	15,444	155,303
Ooredoo QPSC	1,679	30,477
Qatar Electricity & Water Co. QSC	3,723	175,351
Qatar Insurance Co. SAQ	13,027	130,159
Qatar Islamic Bank SAQ	3,392	140,705

14

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank SAQ	20,950	$1,033,775

		2,013,129

Romania — 0.0%
NEPI Rockcastle PLC	11,085	93,297

Russia — 0.9%
Alrosa PJSC	97,100	136,754
Gazprom PJSC	338,617	772,321
Gazprom PJSC — ADR	34,210	154,552
Inter RAO UES PJSC	2,615,256	148,986
LUKOIL PJSC	16,928	1,520,149
Lukoil PJSC — ADR	2,414	216,452
Magnit PJSC — GDR	14,687	207,518
Magnitogorsk Iron & Steel Works PJSC	206,260	144,304
MMC Norilsk Nickel PJSC	2,689	561,414
Mobile TeleSystems PJSC — ADR	25,223	190,686
Moscow Exchange MICEX-RTS PJSC	63,850	88,884
Novatek PJSC — GDR	3,754	643,650
Novolipetsk Steel PJSC	57,306	148,909
Rosneft Oil Co. PJSC	21,260	133,425
Rosneft Oil Co. PJSC, — GDR	15,910	99,999
Sberbank of Russia PJSC	205,970	672,819
Sberbank of Russia PJSC — ADR	57,660	765,471
Severstal PJSC	10,830	169,664
Surgutneftegas OJSC — ADR	24,155	89,627
Tatneft PJSC	58,831	677,302
VTB Bank PJSC	86,510,000	46,989
VTB Bank PJSC, — GDR	50,000	57,100
X5 Retail Group NV, — GDR	4,370	109,028

		7,756,003

Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	293,129
CapitaLand Commercial Trust	124,412	178,250
CapitaLand Ltd.	111,900	301,923
CapitaLand Mall Trust	85,800	150,771
City Developments Ltd.	17,400	116,449
ComfortDelGro Corp. Ltd.	98,300	186,833
DBS Group Holdings Ltd.	72,384	1,351,183
Genting Singapore Ltd.	233,000	179,229
Golden Agri-Resources Ltd.	270,000	55,822
Jardine Cycle & Carriage Ltd.	4,444	106,745
Keppel Corp. Ltd.	44,900	206,600
Oversea-Chinese Banking Corp. Ltd.	128,349	1,049,327
SATS Ltd.	24,800	93,719
Sembcorp Industries Ltd.(a)	40,000	75,441
Singapore Airlines Ltd.	28,600	204,222
Singapore Exchange Ltd.	42,100	227,578
Singapore Press Holdings Ltd.(a)	37,200	66,286
Singapore Technologies Engineering Ltd.	68,700	189,982
Singapore Telecommunications Ltd.	349,400	780,110
Suntec Real Estate Investment Trust	137,100	197,544
United Overseas Bank Ltd.	48,500	904,884

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	22,000	$113,102
Venture Corp. Ltd.	11,200	148,806
Wilmar International Ltd.	64,800	158,444

		7,336,379

South Africa — 1.5%
Absa Group, Ltd.(a)	20,871	220,875
Anglo American Platinum Ltd.	810	41,352
AngloGold Ashanti Ltd.(a)	19,921	261,925
Aspen Pharmacare Holdings Ltd.	18,439	119,104
Bid Corp. Ltd.	14,178	293,077
Bidvest Group Ltd.	15,555	209,513
Capitec Bank Holdings Ltd.	1,291	120,789
Clicks Group Ltd.	10,206	130,299
Discovery Ltd.	20,716	196,993
Exxaro Resources Ltd.	6,860	78,017
FirstRand Ltd.(a)	133,519	584,637
Fortress REIT, Ltd.	74,733	55,834
Foschini Group Ltd.	6,728	76,351
Gold Fields Ltd.	38,623	142,362
Growthpoint Properties Ltd.	72,731	123,124
Hyprop Investments Ltd.	7,562	36,938
Investec Ltd.	7,549	44,201
Kumba Iron Ore Ltd.	6,267	187,803
Liberty Holdings Ltd.	1,922	13,458
Life Healthcare Group Holdings Ltd.	22,772	42,417
MMI Holdings Ltd.(a)	20,454	23,518
Mondi Ltd.	7,836	173,827
Mr Price Group Ltd.(a)	10,819	142,110
MTN Group Ltd.(a)	70,124	431,639
MultiChoice Group Ltd.(c)	17,367	145,279
Naspers Ltd., Class N	17,367	4,047,234
Nedbank Group Ltd.(a)	20,449	357,377
Netcare Ltd.	28,346	46,106
Old Mutual Ltd.(a)	220,791	335,027
Pick n Pay Stores Ltd.(a)	28,036	129,039
PSG Group Ltd.	2,684	48,664
Rand Merchant Investment Holdings Ltd.	48,390	112,876
Redefine Properties Ltd.	238,334	160,226
Remgro Ltd.(a)	22,131	284,813
Resilient REIT Ltd.	17,014	64,276
RMB Holdings Ltd.	27,643	145,877
Sanlam Ltd.(a)	68,068	349,351
Sappi Ltd.	29,677	137,086
Sasol Ltd.	24,215	755,038
Shoprite Holdings Ltd.	21,012	231,491
Spar Group Ltd.	4,305	57,356
Standard Bank Group Ltd.(a)	50,299	648,805
Telkom SA SOC Ltd.	11,210	56,933
Tiger Brands Ltd.	7,701	141,730
Truworths International Ltd.	20,564	99,455
Vodacom Group Ltd.	23,375	180,493

15

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Woolworths Holdings Ltd.	39,270	$126,531

		12,411,226

South Korea — 3.2%
Amorepacific Corp.	1,381	229,855
Amorepacific Group	739	45,410
BGF retail Co. Ltd.	426	82,002
BNK Financial Group, Inc.	6,269	36,914
Celltrion Healthcare Co. Ltd.(c)	1,428	84,202
Celltrion, Inc.(c)	3,422	547,186
Cheil Worldwide, Inc.	4,081	87,033
CJ CheilJedang Corp.	98	27,903
CJ Corp.	848	93,137
CJ ENM Co. Ltd.	390	80,123
CJ Logistics Corp.(c)	414	60,433
Coway Co. Ltd.	2,504	208,464
Daelim Industrial Co. Ltd.	1,073	91,136
Daewoo Engineering & Construction Co. Ltd.(c)	19,237	86,241
DB Insurance Co. Ltd.	1,949	117,960
DGB Financial Group, Inc.	5,100	36,738
E-MART Inc.	545	82,678
Fila Korea Ltd.	2,176	149,667
GS Engineering & Construction Corp.	1,365	51,357
GS Holdings Corp.	2,934	136,660
Hana Financial Group, Inc.	13,571	435,737
Hankook Tire Co. Ltd.	4,552	150,183
Hanmi Pharm Co. Ltd.	230	92,536
Hanmi Science Co. Ltd.	788	53,819
Hanon Systems	4,595	46,029
Hanwha Chemical Corp.	4,037	74,572
Hanwha Corp.	1,508	40,484
Hanwha Life Insurance Co. Ltd.	7,120	25,117
HDC Hyundai Development Co-Engineering & Construction, Class E	1,311	58,633
HLB, Inc.(c)	1,313	92,879
Hotel Shilla Co. Ltd.	1,174	98,936
Hyundai Heavy Industries Holdings Co. Ltd.	422	123,920
Hyundai Department Store Co. Ltd.	314	27,988
Hyundai Engineering & Construction Co. Ltd.	3,298	155,462
Hyundai Glovis Co. Ltd.	385	43,641
Hyundai Heavy Industries Co. Ltd.(c)	1,655	173,874
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	152,373
Hyundai Mobis Co. Ltd.	3,088	567,865
Hyundai Motor Co.	5,570	587,284
Hyundai Steel Co.	3,455	136,998
Industrial Bank of Korea	10,461	129,526
Kakao Corp.	1,108	101,238
Kangwon Land, Inc.	7,491	211,300
KB Financial Group, Inc.	16,791	621,303

Security	Shares	Value

South Korea (continued)
KCC Corp.	266	$74,720
Kia Motors Corp.	10,630	331,286
Korea Aerospace Industries Ltd.	2,844	88,762
Korea Electric Power Corp.(c)	10,419	274,032
Korea Gas Corp.	753	29,959
Korea Investment Holdings Co. Ltd.	1,486	81,480
Korea Zinc Co. Ltd.	398	163,266
Korean Air Lines Co. Ltd.	4,193	117,894
KT Corp.	1,200	28,960
KT&G Corp.	5,115	466,421
Kumho Petrochemical Co. Ltd.	423	35,546
LG Chem Ltd.	1,889	610,164
LG Corp.	4,097	279,866
LG Display Co. Ltd.(c)	10,040	173,006
LG Electronics, Inc.	3,643	241,557
LG Household & Health Care Ltd.	441	551,092
LG Uplus Corp.	5,800	78,991
Lotte Chemical Corp.	865	221,923
Lotte Corp.	2,177	94,888
Lotte Shopping Co. Ltd.	260	40,828
Medy-Tox, Inc.	337	173,877
Mirae Asset Daewoo Co. Ltd.	9,107	58,965
NAVER Corp.	5,426	593,834
NCSoft Corp.	791	345,813
Netmarble Corp.(c)(d)	1,516	167,170
NH Investment & Securities Co. Ltd.	5,312	63,118
OCI Co. Ltd.	1,017	83,472
Orion Corp.	907	79,964
POSCO	3,587	800,976
Posco Daewoo Corp.	1,160	18,184
S-1 Corp.	442	39,134
S-Oil Corp.	1,514	119,503
Samsung Biologics Co. Ltd.(c)(d)	698	197,023
Samsung C&T Corp.	4,015	379,116
Samsung Card Co. Ltd.	1,210	36,670
Samsung Electro-Mechanics Co. Ltd.	2,111	195,256
Samsung Electronics Co. Ltd.	193,167	7,619,073
Samsung Engineering Co. Ltd.(c)	6,952	98,915
Samsung Fire & Marine Insurance Co. Ltd.	1,332	353,213
Samsung Heavy Industries Co. Ltd.(c)	10,782	78,621
Samsung Life Insurance Co. Ltd.	3,145	233,100
Samsung SDI Co. Ltd.	2,368	448,753
Samsung SDS Co. Ltd.	929	192,752
Samsung Securities Co. Ltd.	2,723	80,114
Shinhan Financial Group Co. Ltd.	17,571	652,449
Shinsegae Inc.	335	99,870
SillaJen, Inc.(c)	2,140	121,644
SK Holdings Co. Ltd.	1,542	368,027
SK Hynix, Inc.	23,516	1,541,857
SK Innovation Co. Ltd.	2,988	472,682
SK Telecom Co. Ltd.	831	184,040
ViroMed Co. Ltd.(c)	585	144,768

16

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Woori Financial Group, Inc.	13,531	$163,907
Yuhan Corp.	353	74,712

		26,802,009

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	12,101	531,983
Aena SME SA(d)	2,599	468,316
Amadeus IT Group SA	17,536	1,405,491
Banco Bilbao Vizcaya Argentaria SA	283,615	1,620,529
Banco de Sabadell SA	229,132	228,380
Banco Santander SA	641,517	2,978,903
Bankia SA	45,598	118,227
Bankinter SA	28,922	220,435
CaixaBank SA	176,221	551,075
Enagas SA	5,279	153,684
Endesa SA	12,611	321,838
Ferrovial SA	20,885	489,408
Grifols SA	11,913	334,041
Iberdrola SA	253,460	2,225,319
Industria de Diseno Textil SA	44,739	1,315,391
Mapfre SA	66,978	184,620
Naturgy Energy Group SA	14,485	405,427
Red Electrica Corp. SA	15,684	334,331
Repsol SA	48,056	822,155
Siemens Gamesa Renewable Energy SA(a)(c)	10,554	168,228
Telefonica SA	187,448	1,570,229

		16,448,010

Sweden — 1.6%
Alfa Laval AB	11,214	257,709
Assa Abloy AB, Class B	40,346	870,760
Atlas Copco AB, A Shares	25,665	690,415
Atlas Copco AB, B Shares	15,828	392,573
Boliden AB	11,369	324,006
Electrolux AB, Class B	8,207	211,338
Epiroc AB, Class A(c)	24,634	248,795
Epiroc AB, Class B(c)	15,828	151,645
Essity AB, Class B	23,999	692,570
Hennes & Mauritz AB, Class B	35,427	591,038
Hexagon AB, Class B	9,081	474,596
Husqvarna AB, Class B	14,305	116,992
ICA Gruppen AB(a)	2,777	111,490
Industrivarden AB, Class C	8,883	186,281
Investor AB, Class B	16,616	748,997
Kinnevik AB, Class B	10,274	266,467
L E Lundbergforetagen AB, B Shares	3,263	103,340
Lundin Petroleum AB	9,142	309,566
Millicom International Cellular SA, SDR(c)	3,254	197,621
Sandvik AB	49,506	805,171
Securitas AB, Class B	13,331	215,644

Security	Shares	Value

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	57,573	$498,750
Skanska AB, Class B	10,880	197,872
SKF AB, Class B	17,305	287,908
Svenska Handelsbanken AB, Class A	73,175	772,581
Swedbank AB, Class A	35,723	504,870
Swedish Match AB	6,615	337,516
Tele2 AB, Class B	26,650	355,598
Telefonaktiebolaget LM Ericsson, Class B	130,485	1,202,013
Telia Co. AB	104,011	468,844
Volvo AB, Class B	65,184	1,011,404

		13,604,370

Switzerland — 6.2%
ABB Ltd., Registered Shares	77,912	1,464,310
Adecco SA, Registered Shares	5,689	303,818
Baloise Holding AG, Registered Shares	2,014	332,865
Barry Callebaut AG, Registered Shares	93	168,100
Chocoladefabriken Lindt & Spruengli AG	47	319,571
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	4	312,930
Cie Financiere Richemont SA, Registered Shares	22,276	1,625,107
Clariant AG, Registered Shares(c)	3,965	83,458
Coca-Cola HBC AG(c)	6,500	221,645
Credit Suisse Group AG, Registered Shares(c)	98,054	1,142,959
Dufry AG, Registered Shares(c)	1,558	163,822
EMS-Chemie Holding AG, Registered Shares	450	244,279
Ferguson PLC	8,804	560,736
Geberit AG, Registered Shares	1,527	624,528
Givaudan SA, Registered Shares	405	1,036,610
Glencore PLC(c)	449,372	1,862,268
Julius Baer Group Ltd.(c)	6,706	271,272
Kuehne + Nagel International AG, Registered Shares	1,945	266,865
LafargeHolcim Ltd., Registered Shares(c)	20,366	1,006,950
Lonza Group AG, Registered Shares(c)	3,109	965,210
Nestle SA, Registered Shares	124,921	11,911,269
Novartis AG, Registered Shares	86,821	8,345,187
Pargesa Holding SA, Bearer Shares	1,995	156,459
Partners Group Holding AG	749	544,869
Roche Holding AG	28,160	7,759,625
Schindler Holding AG, Participation Certificates	1,755	364,157
Schindler Holding AG, Registered Shares	344	71,219
SGS SA, Registered Shares	229	570,370
Sika AG, Registered Shares	5,536	774,221
Sonova Holding AG, Registered Shares	2,263	448,458
STMicroelectronics NV	30,473	451,985

17

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG, Registered Shares	365	$298,387
Swatch Group AG, Bearer Shares	1,402	401,535
Swatch Group AG, Registered Shares	972	53,821
Swiss Life Holding AG, Registered Shares(c)	1,439	634,024
Swiss Prime Site AG, Registered Shares(c)	3,413	299,156
Swiss Re AG	12,568	1,228,461
Swisscom AG, Registered Shares	1,200	587,124
Temenos AG, Registered Shares(c)	2,285	337,118
UBS Group AG, Registered Shares(c)	150,848	1,830,320
Vifor Pharma AG	2,169	293,532
Zurich Insurance Group AG	6,242	2,066,330

		52,404,930

Taiwan — 2.9%
Acer, Inc.	69,504	44,680
Advantech Co. Ltd.	11,873	98,804
ASE Technology Holding Co. Ltd.	146,343	321,021
Asia Cement Corp.	94,233	122,767
Asustek Computer, Inc.	38,220	276,955
AU Optronics Corp.	414,000	152,610
Catcher Technology Co. Ltd.	27,000	208,581
Cathay Financial Holding Co. Ltd.	249,935	365,088
Chailease Holding Co. Ltd.	43,130	176,731
Chang Hwa Commercial Bank Ltd.	230,085	137,830
Cheng Shin Rubber Industry Co. Ltd.	436	594
Chicony Electronics Co. Ltd.	15,856	36,945
China Airlines Ltd.	103,687	33,202
China Development Financial Holding Corp.	577,765	193,383
China Life Insurance Co. Ltd.	121,150	102,914
China Steel Corp.	580,638	476,918
Chunghwa Telecom Co. Ltd.	158,000	561,841
Compal Electronics, Inc.	192,000	119,485
CTBC Financial Holding Co. Ltd.	681,601	452,641
Delta Electronics, Inc.	67,000	346,178
E.Sun Financial Holding Co. Ltd.	312,123	240,860
Eclat Textile Co. Ltd.	7,303	98,476
Eva Airways Corp.	81,074	39,753
Evergreen Marine Corp. Taiwan Ltd.	103,629	40,246
Far Eastern New Century Corp.	95,607	94,651
Far EasTone Telecommunications Co. Ltd.	95,000	229,164
Feng TAY Enterprise Co. Ltd.	16,150	114,489
First Financial Holding Co. Ltd.	479,665	328,513
Formosa Chemicals & Fibre Corp.	128,360	467,671
Formosa Petrochemical Corp.	50,000	187,701
Formosa Plastics Corp.	152,040	541,186
Formosa Taffeta Co. Ltd.	31,000	37,054
Foxconn Technology Co. Ltd.	43,007	85,960
Fubon Financial Holding Co. Ltd.	278,952	417,001

Security	Shares	Value

Taiwan (continued)
Giant Manufacturing Co. Ltd.	10,000	$71,513
Globalwafers Co. Ltd.	8,000	79,034
Highwealth Construction Corp.	62,400	102,964
Hiwin Technologies Corp.	12,035	101,929
Hon Hai Precision Industry Co. Ltd.	519,800	1,242,277
Hotai Motor Co. Ltd.	8,000	98,185
Hua Nan Financial Holdings Co. Ltd.	413,583	260,483
Innolux Corp.	428,494	139,305
Inventec Corp.	92,470	70,450
Largan Precision Co. Ltd.	4,000	599,935
Lite-On Technology Corp.	99,816	145,489
MediaTek, Inc.	69,255	636,753
Mega Financial Holding Co. Ltd.	505,110	460,163
Micro-Star International Co. Ltd.	6,000	16,905
Nan Ya Plastics Corp.	214,790	550,749
Nien Made Enterprise Co. Ltd.	9,000	79,450
Novatek Microelectronics Corp.	23,000	148,089
Pegatron Corp.	57,000	98,842
Phison Electronics Corp.	15,000	147,271
Pou Chen Corp.	92,000	112,230
Powertech Technology, Inc.	31,100	73,643
President Chain Store Corp.	26,000	256,307
Quanta Computer, Inc.	138,000	259,200
Realtek Semiconductor Corp.	23,240	137,706
Ruentex Development Co. Ltd.	34,384	52,062
Ruentex Industries Ltd.	10,512	27,642
Shanghai Commercial & Savings Bank Ltd.	154,000	243,545
Shin Kong Financial Holding Co. Ltd.	297,049	87,635
SinoPac Financial Holdings Co. Ltd.	547,741	202,870
Standard Foods Corp.	7,342	12,349
Synnex Technology International Corp.	58,500	70,360
TaiMed Biologics, Inc.(c)	1,000	5,462
Taishin Financial Holding Co. Ltd.	349,704	159,548
Taiwan Business Bank	272,273	106,117
Taiwan Cement Corp.	160,600	215,328
Taiwan Cooperative Financial Holding Co. Ltd.	434,035	274,828
Taiwan High Speed Rail Corp.	146,000	170,723
Taiwan Mobile Co. Ltd.	67,800	245,282
Taiwan Semiconductor Manufacturing Co. Ltd.	993,000	7,952,993
Tatung Co. Ltd.(c)	195,000	154,164
Uni-President Enterprises Corp.	207,950	505,314
United Microelectronics Corp.	527,000	199,579
Vanguard International Semiconductor Corp.	38,000	82,185
Walsin Technology Corp.	13,000	84,756
Win Semiconductors Corp.	16,000	113,483
Wistron Corp.	133,161	102,680
WPG Holdings Ltd.	78,448	102,454
Yageo Corp.	10,783	113,620
Yuanta Financial Holding Co. Ltd.	432,260	246,562

18

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Zhen Ding Technology Holding Ltd.	14,710	$45,760

		24,618,066

Thailand — 0.6%
Advanced Info Service PCL — NVDR	31,200	181,190
Airports of Thailand PCL — NVDR	176,800	379,395
Bangkok Bank PCL, Foreign Registered Shares	11,900	81,090
Bangkok Dusit Medical Services PCL — NVDR	123,900	96,871
Banpu PCL — NVDR(a)	227,900	116,526
BTS Group Holdings PCL — NVDR	249,200	86,414
Bumrungrad Hospital PCL — NVDR(a)	22,400	126,710
Central Pattana PCL — NVDR	63,000	145,582
Charoen Pokphand Foods PCL — NVDR	204,000	163,996
CP ALL PCL — NVDR	217,700	512,994
Delta Electronics Thailand PCL — NVDR	20,000	44,762
Energy Absolute PCL — NVDR	45,000	68,168
Glow Energy PCL — NVDR	10,400	29,822
Home Product Center PCL — NVDR	82,832	39,978
Indorama Ventures PCL — NVDR	39,200	61,546
IRPC PCL — NVDR	492,400	89,183
Kasikornbank PCL — NVDR	19,800	117,127
Kasikornbank PCL, Foreign Registered Shares	58,200	345,290
Krung Thai Bank PCL — NVDR	143,775	87,073
Minor International PCL — NVDR	146,680	180,349
PTT Exploration & Production PCL — NVDR(a)	76,522	302,575
PTT Global Chemical PCL — NVDR	115,068	244,396
PTT PCL — NVDR	463,000	700,360
Siam Cement PCL — NVDR	13,000	197,646
Siam Commercial Bank PCL — NVDR(a)	77,500	322,417
Thai Oil PCL — NVDR	51,600	113,033
Thai Union Group PCL — NVDR	80,700	49,111
TMB Bank PCL — NVDR	271,500	17,449
True Corp. PCL — NVDR	355,740	53,442

		4,954,495

Turkey — 0.1%
Akbank TAS(c)	148,211	168,758
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	44,548
Arcelik AS(c)	20,968	63,742
BIM Birlesik Magazalar AS	8,704	118,957
Eregli Demir ve Celik Fabrikalari TAS	51,754	84,891
Ford Otomotiv Sanayi AS	2,700	23,675
Haci Omer Sabanci Holding AS	32,457	45,793
KOC Holding AS	17,992	52,103
Petkim Petrokimya Holding AS(a)	61,898	50,540
TAV Havalimanlari Holding AS	2,171	9,108
Tupras Turkiye Petrol Rafinerileri AS	5,076	113,844
Turk Hava Yollari AO(c)	26,638	61,976
Turkcell Iletisim Hizmetleri AS	33,444	72,606

Security	Shares	Value

Turkey (continued)
Turkiye Garanti Bankasi AS	101,489	$152,676
Turkiye Halk Bankasi AS	7,507	8,629
Turkiye Is Bankasi AS, Class C	88,347	87,623
Turkiye Sise ve Cam Fabrikalari AS	47,105	49,323

		1,208,792

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	85,606	221,165
Aldar Properties PJSC	145,452	71,902
DP World Ltd.	10,522	168,352
Dubai Islamic Bank PJSC	48,113	64,251
Emaar Malls PJSC	81,000	38,411
Emaar Properties PJSC	172,958	221,305
Emirates Telecommunications Group Co. PJSC	97,764	445,235
First Abu Dhabi Bank PJSC	97,984	407,583
NMC Health PLC	4,897	145,964

		1,784,168

United Kingdom — 9.5%
3i Group PLC	43,115	552,881
Admiral Group PLC	8,197	231,861
Anglo American PLC	41,069	1,098,446
Ashtead Group PLC	20,678	499,883
Associated British Foods PLC	15,586	495,603
AstraZeneca PLC	50,551	4,035,051
Auto Trader Group PLC(d)	41,090	279,469
Aviva PLC	151,776	816,165
BAE Systems PLC	127,404	800,831
Barclays PLC	666,812	1,343,138
Barratt Developments PLC	42,917	335,238
Berkeley Group Holdings PLC	6,196	297,872
BP PLC	793,770	5,763,940
British American Tobacco PLC	94,267	3,932,612
British Land Co. PLC	46,491	356,941
BT Group PLC	331,654	963,560
Bunzl PLC	15,074	497,533
Burberry Group PLC	16,728	426,341
Carnival PLC	6,650	328,694
Centrica PLC	236,230	351,888
Coca-Cola European Partners PLC(c)	8,599	444,912
Compass Group PLC	58,997	1,388,105
ConvaTec Group PLC(d)	35,621	65,727
Croda International PLC	5,674	372,769
Diageo PLC	97,883	4,005,572
Direct Line Insurance Group PLC	67,525	310,630
easyJet PLC	3,496	50,932
Experian PLC	38,122	1,031,786
Fiat Chrysler Automobiles NV(c)	43,996	657,111
G4S PLC	67,608	161,783
GlaxoSmithKline PLC	200,008	4,155,323
Hammerson PLC	27,556	120,634
Hargreaves Lansdown PLC	12,676	307,948
HSBC Holdings PLC	800,216	6,502,433

19

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	38,382	$1,312,939
Informa PLC	55,152	534,810
InterContinental Hotels Group PLC	6,878	413,935
Intertek Group PLC	6,932	439,137
Investec PLC	31,614	182,178
ITV PLC	151,643	251,264
J. Sainsbury PLC	72,193	221,536
John Wood Group PLC	24,504	161,972
Johnson Matthey PLC	5,498	225,468
Kingfisher PLC	97,026	297,551
Land Securities Group PLC	31,499	375,026
Legal & General Group PLC	247,483	888,123
Lloyds Banking Group PLC(a)	2,889,610	2,341,096
London Stock Exchange Group PLC	12,339	763,241
Marks & Spencer Group PLC	65,719	238,512
Meggitt PLC	30,833	202,127
Melrose Industries PLC	214,759	512,961
Merlin Entertainments PLC(d)	22,564	101,007
Micro Focus International PLC	20,198	525,136
Mondi PLC	12,885	285,314
National Grid PLC	136,997	1,520,711
Next PLC	6,073	441,300
Pearson PLC	33,637	366,969
Persimmon PLC	11,679	330,347
Prudential PLC	108,922	2,183,393
Reckitt Benckiser Group PLC	26,247	2,184,343
RELX PLC	79,799	1,707,641
Rio Tinto Ltd.	15,815	1,101,383
Rio Tinto PLC	46,775	2,718,704
Rolls-Royce Holdings PLC(c)	69,448	817,861
Royal Bank of Scotland Group PLC	196,307	632,122
Royal Mail PLC	43,082	133,868
RSA Insurance Group PLC	43,531	288,071
Sage Group PLC	45,514	415,991
Schroders PLC	4,883	171,943
Segro PLC	43,355	380,572
Severn Trent PLC	9,204	237,039
Smith & Nephew PLC	36,626	727,357
Smiths Group PLC	14,972	280,168
SSE PLC	43,734	676,644
St. James’s Place PLC	24,806	332,429
Standard Chartered PLC	119,546	921,501
Standard Life Aberdeen PLC	99,552	342,163
Taylor Wimpey PLC	136,947	313,225
Tesco PLC	399,427	1,208,864
Unilever PLC	45,915	2,642,986
United Utilities Group PLC	27,989	297,262
Vodafone Group PLC	1,118,291	2,037,804
Weir Group PLC	9,549	194,083
Whitbread PLC	7,780	514,850
WM Morrison Supermarkets PLC	100,540	298,259

Security	Shares	Value

United Kingdom (continued)
WPP PLC	49,232	$520,089

		80,196,887

United States — 0.0%
Bausch Health Cos., Inc.(c)	12,671	312,615

Total Common Stocks — 96.1% (Cost — $677,011,977)		815,022,787

Preferred Stocks — 1.3%

Brazil — 0.7%
Banco Bradesco SA, Preference Shares	135,389	1,484,823
Braskem SA, Preference ‘A’ Shares, Class A	11,000	143,001
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares(c)	687	6,643
Cia Brasileira de Distribuicao, Preference Shares	7,649	178,676
Cia Energetica de Minas Gerais, Preference Shares	34,268	121,656
Gerdau SA, Preference Shares	22,902	88,558
Itau Unibanco Holding SA, Preference Shares	207,441	1,824,152
Itausa — Investimentos Itau SA, Preference Shares	183,445	561,296
Lojas Americanas SA, Preference Shares	35,184	150,698
Petroleo Brasileiro SA, Preference Shares	150,576	1,079,128
Telefonica Brasil SA, Preference Shares	19,455	236,023

		5,874,654

Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	33,669
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,912	188,748

		222,417

Colombia — 0.1%
Bancolombia SA, Preference Shares	29,726	376,700
Grupo Aval Acciones y Valores SA, Preference Shares	125,734	48,708
Grupo de Inversiones Suramericana SA, Preference Shares	5,800	62,584

		487,992

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	3,454	227,386
Fuchs Petrolub SE, Preference Shares	3,377	139,402

20

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares	7,725	$789,297
Porsche Automobil Holding SE, Preference Shares	6,325	396,909
Sartorius AG, Preference Shares	1,161	199,527
Volkswagen AG, Preference Shares	7,663	1,208,110

		2,960,631

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	395,000	246,698
Transneft PJSC, Preference Shares	32	86,061

		332,759

South Korea — 0.1%
Amorepacific Corp., Preference Shares	382	36,080
CJ Corp., Preference Shares(c)	127	3,021
Hyundai Motor Co., Preference Shares	852	52,007
Hyundai Motor Co., Second Preference Shares	1,756	118,169
LG Chem Ltd., Preference Shares	179	32,877
Samsung Electronics Co. Ltd., Preference Shares	31,548	1,010,173

		1,252,327

Total Preferred Stocks — 1.3% (Cost — $8,610,509)		11,130,780

Security	Shares	Value
Rights — 0.0%

India — 0.0%
Vodafone Idea Ltd. (Expires 04/19/24)(c)	232,647	$19,310

Total Rights — 0.0% (Cost — $90,095)		19,310

Total Long-Term Investments — 97.4% (Cost — $685,712,581)		826,172,877

Short-Term Securities — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(f)(g)(h)	25,714,501	25,724,787
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(h)	9,712,141	9,712,141

Total Short-Term Securities — 4.2% (Cost — $35,429,005)		35,436,928

Total Investments — 101.6% (Cost — $721,141,586)		861,609,805

Liabilities in Excess of Other Assets — (1.6)%		(13,430,899)

Net Assets — 100.0%		$848,178,906

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(h)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,138,501	(424,000)	25,714,501	$25,724,787	$54,582	(b)	$5,769	$5,649
BlackRock Cash Funds: Treasury, SL Agency Shares	2,472,228	7,239,913	9,712,141	9,712,141	27,041		—	—

				$35,436,928	$81,623		$5,769	$5,649

(a)	Includes net capital gain distributions, if applicable.

21

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio

(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

ALL	Albanian Lek

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P/TSX 60 Index	31	06/20/19	$1,110	$(2,693)
E-Mini MSCI EAFE Index	100	06/21/19	9,332	53,925
MSCI Emerging Markets E-Mini Index	43	06/21/19	2,273	8,407

				$59,639

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

22

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$850,029	$38,498,348	$—	$39,348,377
Austria	—	1,371,517	—	1,371,517
Belgium	—	5,720,436	—	5,720,436
Brazil	9,643,390	—	—	9,643,390
Canada	55,566,875	—	—	55,566,875
Chile	1,906,612	228,068	—	2,134,680
China	18,504,537	46,442,719	280	64,947,536
Colombia	537,816	—	—	537,816
Czech Republic	—	379,331	—	379,331
Denmark	775,605	9,097,863	—	9,873,468
Finland	287,890	6,454,299	—	6,742,189
France	2,585,299	58,340,139	—	60,925,438
Germany	1,061,408	43,031,240	—	44,092,648
Greece	35,864	455,244	2	491,110
Hong Kong	663,507	28,513,467	117,708	29,294,682
Hungary	—	639,441	—	639,441
India	2,293,471	17,612,361	—	19,905,832
Indonesia	121,866	4,628,899	—	4,750,765
Ireland	1,363,763	2,686,740	—	4,050,503
Isle of Man	—	145,812	—	145,812
Israel	1,479,578	1,559,058	—	3,038,636
Italy	—	11,486,578	—	11,486,578
Japan	215,004	132,762,301	121,985	133,099,290
Luxembourg	100,726	1,127,657	—	1,228,383
Malaysia	106,307	4,753,134	—	4,859,441
Mexico	5,614,922	127,620	—	5,742,542
Netherlands	1,280,418	29,382,071	—	30,662,489
New Zealand	—	1,600,946	—	1,600,946
Norway	138,755	3,868,232	—	4,006,987
Pakistan	18,863	11,621	—	30,484
Peru	1,068,036	—	—	1,068,036
Philippines	200,492	2,089,745	—	2,290,237
Poland	63,458	2,503,312	—	2,566,770
Portugal	—	835,746	—	835,746
Qatar	295,813	1,717,316	—	2,013,129
Romania	93,297	—	—	93,297
Russia	247,786	7,508,217	—	7,756,003
Singapore	—	7,336,379	—	7,336,379
South Africa	792,240	11,618,986	—	12,411,226
South Korea	1,151,533	25,650,476	—	26,802,009
Spain	—	16,448,010	—	16,448,010
Sweden	—	13,604,370	—	13,604,370

23

Schedule of Investments (unaudited) (continued) March 31, 2019	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Switzerland	$312,930	$52,092,000	$—	$52,404,930
Taiwan	245,282	24,372,784	—	24,618,066
Thailand	29,822	4,924,673	—	4,954,495
Turkey	118,957	1,089,835	—	1,208,792
United Arab Emirates	168,352	1,615,816	—	1,784,168
United Kingdom	444,912	79,751,975	—	80,196,887
United States	312,615	—	—	312,615
Preferred Stocks	6,831,761	4,299,019	—	11,130,780
Rights	—	19,310	—	19,310
Short-Term Securities	35,436,928	—	—	35,436,928

	$152,966,719	$708,403,111	$239,975	$861,609,805

Derivative Financial Instruments(a)
Assets:
Equity contracts	$62,332	$—	$—	$62,332
Liabilities:
Equity contracts	(2,693)	—	—	(2,693)

	$59,639	$—	$—	$59,639

(a)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

24